UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number:   811-04782

                               HSBC INVESTOR FUNDS

                           HSBC Investments (USA) Inc.
                                452 Fifth Avenue
                               New York, NY 10018

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219


Registrant's telephone number, including area code:  1-800-782-8183

Date of fiscal year end:   October 31, 2007

Date of reporting period:  January 31, 2007

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.4%)


HSBC Investor Core Plus Fixed Income Portfolio                        19,442,586
                                                                      ----------

TOTAL INVESTMENTS-  100.4%                                            19,442,586
                                                                      ==========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR HIGH YIELD FIXED INCOME FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.2%)                    --------


HSBC Investor High Yield Fixed Income Portfolio                        7,936,068
                                                                       ---------

TOTAL INVESTMENTS-  100.2%                                             7,936,068
                                                                       =========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.4%)


HSBC Investor Intermediate Duration Fixed Income Portfolio            18,072,923
                                                                      ----------

TOTAL INVESTMENTS- 100.4%                                             18,072,923
                                                                      ==========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.7%)


HSBC Investor Growth Portfolio                                        50,363,342
                                                                      ----------

TOTAL INVESTMENTS-  99.7%                                             50,363,342
                                                                      ==========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OPPORTUNITY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.0%)


HSBC Investor Small Cap Equity Portfolio                              23,006,547
                                                                      ----------

TOTAL INVESTMENTS-  100.0%                                            23,006,547
                                                                      ==========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR OVERSEAS EQUITY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.7%)


HSBC Investor International Equity Portfolio                          18,823,814
                                                                      ----------

TOTAL INVESTMENTS- 99.7%                                              18,823,814
                                                                      ==========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.7%)


HSBC Investor Value Portfolio                                         55,388,804
                                                                      ----------

TOTAL INVESTMENTS-  99.7%                                             55,388,804
                                                                      ==========

------------

Percentages indicated are based on net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR AGGRESSIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANIES - 99.6%

HSBC Investor International Equity Portfolio                           1,992,887
HSBC Investor Small Cap Equity Portfolio                               2,951,848
HSBC Investor Value Portfolio                                          1,840,814
HSBC Investor Growth Portfolio                                         1,821,500
                                                           SHARES
                                                           ------
HSBC Investor Money Market Fund Class Y Shares *           85,983         85,983
                                                                       ---------

TOTAL INVESTMENTS - 99.6%                                              8,693,032
                                                                       =========

------------

Percentages indicated are based on net assets at January 31, 2007.

* Cost for the HSBC Money Market Fund Class Y Shares is $85,983.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANIES - 99.6%

HSBC Investor Core Plus Fixed Income Portfolio                         3,790,401
HSBC Investor International Equity Portfolio                           5,079,437
HSBC Investor Small Cap Equity Portfolio                               5,089,527
HSBC Investor High Yield Fixed Income Portfolio                          503,371
HSBC Investor Value Portfolio                                          5,395,681
HSBC Investor Growth Portfolio                                         5,338,945
                                                           SHARES
                                                           ------
HSBC Investor Money Market Fund Class Y Shares*           251,917        251,917
                                                                      ----------

TOTAL INVESTMENTS - 99.6%                                             25,449,279
                                                                      ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

* Cost for the HSBC Money Market Fund Class Y Shares is $251,917

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MODERATE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANIES - 101.2%

HSBC Investor Core Plus Fixed Income Portfolio                         6,960,045
HSBC Investor International Equity Portfolio                           4,035,635
HSBC Investor Small Cap Equity Portfolio                               2,965,325
HSBC Investor High Yield Fixed Income Portfolio                        1,333,144
HSBC Investor Value Portfolio                                          4,899,199
HSBC Investor Growth Portfolio                                         5,117,206
                                                           SHARES
                                                           ------
HSBC Investor Money Market Fund Class Y Shares*         1,601,851      1,601,851
                                                                      ----------

TOTAL INVESTMENTS - 101.2%                                            26,912,405
                                                                      ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

* Cost for the HSBC Money Market Fund Class Y Shares is $1,601,851

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CONSERVATIVE GROWTH STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANIES - 99.3%

HSBC Investor Core Plus Fixed Income Portfolio                         1,657,036
HSBC Investor International Equity Portfolio                             666,158
HSBC Investor Small Cap Equity Portfolio                                 266,991
HSBC Investor Intermediate Duration Fixed Income Portfolio               198,708
HSBC Investor High Yield Fixed Income Portfolio                          528,139
HSBC Investor Value Portfolio                                            943,496
HSBC Investor Growth Portfolio                                         1,000,287
                                                            SHARES
                                                            ------
HSBC Investor Money Market Fund Class Y Shares*          1,387,675     1,387,675
                                                                       ---------

TOTAL INVESTMENTS - 99.3%                                              6,648,490
                                                                       =========

------------

Percentages indicated are based on net assets at January 31, 2007.

* Cost for the HSBC Money Market Fund Class Y Shares is $1,387,675.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CONSERVATIVE INCOME STRATEGY FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                        VALUE($)
                                                                        --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANIES - 100.1%

HSBC Investor Core Plus Fixed Income Portfolio                           347,034
HSBC Investor International Equity Portfolio                              93,010
HSBC Investor Intermediate Duration Fixed Income Portfolio               577,994
HSBC Investor High Yield Fixed Income Portfolio                          230,434
HSBC Investor Value Portfolio                                            188,189
HSBC Investor Growth Portfolio                                           186,214
                                                            SHARES
                                                            ------
HSBC Investor Money Market Fund Class Y Shares*            691,859       691,859
                                                                       ---------

TOTAL INVESTMENTS - 100.1%                                             2,314,734
                                                                       =========

------------

Percentages indicated are based on net assets at January 31, 2007.

* Cost for the HSBC Money Market Fund Class Y Shares is $691,859

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
MUNICIPAL BONDS - 98.0%
NEW YORK - 89.2%
Buffalo, New York Fiscal Stability                                 500,000                           541,020
Authority Revenue (MBIA Insured),
5.25%, 8/15/13

Corning City, New York School District                             930,000                           934,287
GO (FSA Insured), 4.00%, 6/15/08

Corning City, New York School District                             790,000                           812,902
GO (FSA Insured), 5.00%, 6/15/09

Metropolitan Transportation Authority of                         1,000,000                         1,059,740
New York Revenue, 5.25%, 11/15/11

Metropolitan Transportation Authority of                         1,145,000                         1,176,430
New York Revenue (FGIC Insured),
5.25%, 7/1/17, Prerefunded 7/1/08 @ 100.5

Metropolitan Transportation Authority of                         1,000,000                         1,147,880
New York Revenue (FGIC Insured),
5.50%, 11/15/19

Metropolitan Transportation Authority of                         1,625,000                         1,694,484
New York Revenue (FSA Insured),
5.00%, 11/15/32, Callable 11/15/12 @ 100

Metropolitan Transportation Authority of                           480,000                           518,616
New York Revenue (MBIA Insured),
5.50%, 1/1/19, Callable 7/1/12 @ 100

Metropolitan Transportation Authority of                           285,000                           304,719
New York Revenue, Escrowed to
Maturity, 5.75%, 7/1/13

Monroe County, New York, Airport                                 1,240,000                         1,294,907
Authority Revenue, AMT (MBIA
Insured), 5.625%, 1/1/10

Monroe County, New York, Airport                                   750,000                           821,955
Authority Revenue, AMT (MBIA
Insured), 5.75%, 1/1/14

New York City GO, 5.00%, 8/1/08                                    990,000                         1,008,176

New York City GO, 5.00%, 12/1/13                                 1,000,000                         1,061,680

New York City GO, 5.00%, 8/1/14                                    200,000                           213,090

New York City GO, 6.00%, 8/1/14,                                    55,000                            56,098
Callable 8/1/07 @ 101

New York City GO, 5.00%, 8/1/15                                    325,000                           347,211

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
New York City Housing Development                                  100,000                           103,498
Corp. Revenue, AMT, 5.60%, 11/1/19,
Callable 11/1/09 @101

New York City Industrial Development                               550,000                           594,880
Agency Revenue, Queens Baseball
Stadium (AMBAC Insured), 5.00%,
1/1/18, Callable 1/1/17 @ 100

New York City Industrial Development                             1,000,000                         1,018,240
Agency Revenue, Terminal One Group
Association AMT, 5.00%, 1/1/09

New York City Industrial Development                             1,000,000                         1,058,480
Agency Revenue, USTA National Tennis
Center (FSA Insured), 5.00%, 11/15/19,
Callable 5/1/13 @ 100

New York City Municipal Water                                    1,250,000                         1,299,313
Finance Authority, 5.00%, 6/15/34,
Callable 6/15/13 @ 100

New York City Municipal Water                                    1,000,000                         1,044,920
Finance Authority, 5.00%, 6/15/36,
Callable 12/15/14 @ 100

New York City Transitional Finance                                 550,000                           592,405
Authority Building Aid Revenue (Credit
Support FGIC State Aid Withholding),
5.00%, 7/15/18, Callable 1/15/07 @ 100

New York City Transitional Finance                               1,000,000                         1,060,350
Authority Building Aid Revenue (Credit
Support FGIC State Aid Withholding),
5.00%, 7/15/36, Callable 1/15/17 @ 100

New York City Transitional Finance                                 400,000                           421,096
Authority Revenue, 5.25%, 5/1/17,
Callable 5/1/11 @ 100

New York City Transitional Finance                               1,540,000                         1,616,307
Authority Revenue, 5.25%, 2/1/29,
Callable 2/1/11 @ 100

New York State Dormitory Authority                                 350,000                           371,973
Revenue, Cooper Union (MBIA Insured),
6.00%, 7/1/19, Callable 7/1/09 @ 101

New York State Dormitory Authority                                 500,000                           537,260
Revenue, Department of Health, 5.25%,
7/1/16, Callable 7/1/14 @ 100

New York State Dormitory Authority                               1,000,000                         1,068,190
Revenue, Master Boces PG (FSA
Insured), 5.25%, 8/15/19, Callable
8/15/12 @ 100

New York State Dormitory Authority                                 225,000                           248,623
Revenue, Mental Health, 6.50%, 8/15/11

New York State Dormitory Authority                                  15,000                            15,310
Revenue, Mental Health, 5.50%, 8/15/17,
Prerefunded 2/15/07 @ 102

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
New York State Dormitory Authority                                 985,000                         1,005,764
Revenue, Mental Health, 5.50%, 8/15/17,
Partially Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                               1,245,000                         1,340,304
Revenue, Mental Health (FGIC Insured),
5.00%, 2/15/15

New York State Dormitory Authority                                 750,000                           789,105
Revenue, New York Presbyterian Hospital
(AMBAC Insured), 5.50%, 8/1/10

New York State Dormitory Authority                                 500,000                           568,185
Revenue, New York University (AMBAC
Insured), 5.50%, 7/1/18

New York State Dormitory Authority                               1,460,000                         1,569,427
Revenue, NYSARC (FSA Insured),
5.25%, 7/1/18, Callable 7/1/12 @ 101

New York State Dormitory Authority                                 500,000                           515,120
Revenue, Rockefeller University, 5.25%,
7/1/13, Callable 7/1/08 @ 101

New York State Dormitory Authority                                 595,000                           605,728
Revenue, School District Board
Financing, 5.00%, 7/1/08

New York State Dormitory Authority                               1,300,000                         1,498,952
Revenue, Sloan Kettering Institute (MBIA
Insured), 5.50%, 7/1/23

New York State Dormitory Authority                               1,000,000                         1,064,850
Revenue, St. Johns University (MBIA
Insured), 5.00%, 7/1/24, Callable 7/1/17 @ 100

New York State Dormitory Authority                                 500,000                           532,365
Revenue, University of Rochester, 5.00%,
7/1/22, Callable 1/1/17 @100

New York State Dormitory Authority                               1,000,000                         1,036,640
State Personal Income Tax Revenue,
5.00%, 3/15/10

New York State Dormitory Authority,                              1,000,000                         1,058,050
Personal Income Tax Revenue, 5.00%,
3/15/23, Callable 3/15/15 @ 100

New York State Environmental Facscorp                              500,000                           543,875
State Personal Income Tax Revenue,
5.00%, 12/15/16

New York State Environmental                                        15,000                            15,860
Facscorp. Revenue, 5.70%, 1/15/14,
Prerefunded 7/15/09 @ 101

New York State Environmental                                       570,000                           602,690
Facscorp. Revenue, 5.70%, 1/15/14,
Prerefunded 7/15/09 @ 101

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
New York State Environmental                                       415,000                           437,294
Facscorp. Revenue, 5.70%, 1/15/14,
Callable 7/15/09 @ 101

New York State Mortgage Agency                                   1,000,000                         1,020,710
Revenue, AMT, 5.60%, 10/1/14, Callable
9/1/07 @ 101.5

New York State Municipal Bond Bank                                 850,000                           920,847
Revenue, 5.50%, 12/1/12

New York State Thruway Authority ,                               1,000,000                         1,081,240
Second General Highway & Bridge
Revenue (AMBAC Insured), 5.00%, 4/1/16

New York State Thruway Authority                                 1,000,000                         1,076,640
Revenue, Highway & Bridge (FGIC
Insured), 5.50%, 4/1/17, Callable 4/1/11 @ 101

New York State Thruway Authority                                 1,000,000                         1,053,440
Revenue, Highway & Bridge (MBIA
Insured), 5.00%, 4/1/22, Callable 4/1/14 @ 100

New York State Thruway Authority,                                  500,000                           541,625
Personal Income Tax Revenue, 5.50%,
3/15/20, Prerefunded 3/15/12 @ 100

New York State Thruway Authority,                                  645,000                           686,390
Personal Income Tax Revenue (FSA
Insured), 5.00%, 3/15/13

New York State Thruway Authority,                                1,400,000                         1,480,752
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/19, Callable 3/15/13 @ 100

New York State Thruway Authority,                                  500,000                           528,840
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/21, Callable 3/15/13 @ 100

New York State Thruway Authority,                                1,000,000                         1,064,090
Service Contract Revenue, 5.50%, 4/1/11

New York State Urban Development                                   500,000                           525,085
Corp. Correctional Facilities Revenue,
Series A (MBIA Insured), 6.50%, 1/1/09

New York State Urban Development                                 1,000,000                         1,061,600
Corp. Personal Income Tax Revenue,
Series B (FSA Insured), 5.00%, 3/15/21,
Callable 3/15/15 @100

New York State Urban Development                                   500,000                           541,780
Corp. Revenue, 5.75%, 4/1/12

New York State Urban Development                                   885,000                           936,100
Corp. Revenue, 5.125%, 1/1/22, Callable 7/1/14 @ 100

New York State Urban Development                                   175,000                           183,880
Corp. Revenue, 5.125%, 1/1/25,
Prerefunded 1/1/11 @ 100

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Onondaga County, New York Water                                    300,000                           315,408
Authority Revenue (FSA Insured), 5.00%,
9/15/14, Callable 9/15/10 @ 101

Onondaga County, New York Water                                    665,000                           697,538
Authority Revenue (FSA Insured), 5.00%,
9/15/15, Callable 9/15/10 @ 101

Port Authority of New York & New                                   795,000                           834,925
Jersey Revenue, 5.00%, 9/1/27, Callable 9/1/13 @ 100

Port Authority of New York & New                                 1,100,000                         1,262,140
Jersey Revenue, 5.375%, 3/1/28

Port Authority of New York & New                                   500,000                           517,040
Jersey Special Obligation Revenue, AMT
(MBIA Insured), 5.75%, 12/1/22, Callable 12/1/07 @ 102

Suffolk County, New York GO (FSA                                   515,000                           551,982
Insured), 5.25%, 5/1/12

Suffolk County, New York GO (FSA                                   100,000                           109,980
Insured), 5.25%, 5/1/15

Tobacco Settlement Corp., 5.50%,                                 1,000,000                         1,080,230
6/1/21, Callable 6/1/13 @ 100

Webster, New York Central School                                   500,000                           536,280
District GO (FSA Insured), 5.00%, 6/15/14

Yonkers New York, Series E (MBIA                                   750,000                           803,198
Insured), 5.00%, 12/1/14                                                                          ----------

                                                                                                  56,639,989
                                                                                                  ----------
PUERTO RICO - 8.8%
Puerto Rico Commonwealth, Highway                                1,000,000                         1,066,250
and Transportation Revenue (MBIA
Insured), 5.00%, 9/15/17, Callable 3/15/14 @ 100

Puerto Rico Electric Power Authority                             1,000,000                         1,124,310
Revenue (MBIA Insured), 5.25%, 7/1/22

Puerto Rico Municipal Finance Agency                               995,000                         1,040,591
Revenue, 5.00%, 8/1/12

Puerto Rico Public Buildings Authority                             700,000                           741,825
Revenue, 5.25%, 7/1/33, Callable 7/1/14 @ 100

Puerto Rico Public Finance Corp.                                   500,000                           561,160
Revenue (AMBAC Insured), 5.375%, 6/1/18

Puerto Rico Public Finance Corp.                                 1,000,000                         1,063,130
Revenue (MBIA Insured), 5.25%, 8/1/29,                                                            ----------
Callable 7/1/10 @ 101
                                                                                                   5,597,266
                                                                                                  ----------
TOTAL MUNICIPAL BONDS (COST $60,305,243)                                                          62,237,255
                                                                                                  ----------

VARIABLE RATE DEMAND NOTES* - 3.9%
NEW YORK - 3.9%
New York State Dormitory Authority,                              2,500,000                         2,500,000
Cornell University Revenue (SPA J.P.                                                              ----------
Morgan Chase Bank), 3.72%, 7/1/25
TOTAL VARIABLE RATE DEMAND NOTES* (COST $2,500,000)                                                2,500,000
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity New York Money                                 432,997                           432,997
Fund Portfolio Institutional Shares, 3.41% (a)                                                    ----------
TOTAL INVESTMENT COMPANIES (COST $432,997)                                                           432,997
                                                                                                  ----------

TOTAL INVESTMENTS (COST $63,238,240) - 102.6%                                                     65,170,252
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented represents the rate in effect on January 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH AND INCOME FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 4.1%
The Boeing Co.                                                       8,500                           761,260
United Technologies Corp.                                           18,100                         1,231,162
                                                                                                  ----------
                                                                                                   1,992,422
                                                                                                  ----------
AUTOMOTIVE & TRANSPORT - 5.4%
BorgWarner, Inc.                                                    10,650                           729,951
FedEx Corp.                                                          7,500                           828,000
PACCAR, Inc.                                                        16,000                         1,069,920
                                                                                                  ----------
                                                                                                   2,627,871
                                                                                                  ----------
CHEMICALS - 4.5%
Ecolab, Inc.                                                        28,000                         1,229,200
Monsanto Co.                                                        17,600                           969,584
                                                                                                  ----------
                                                                                                   2,198,784
                                                                                                  ----------
COMPUTER SOFTWARE - 6.4%
CheckFree Corp. (a)                                                 12,000                           497,160
Electronic Arts, Inc. (a)                                           22,000                         1,100,000
Microsoft Corp.                                                     50,000                         1,543,000
                                                                                                  ----------
                                                                                                   3,140,160
                                                                                                  ----------
COMPUTERS - 4.4%
Apple Computer, Inc. (a)                                            25,000                         2,143,250
                                                                                                  ----------

CONSUMER PRODUCTS - 5.5%
Nike, Inc., Class B                                                 12,500                         1,235,125
PepsiCo, Inc.                                                       22,000                         1,435,280
                                                                                                  ----------
                                                                                                   2,670,405
                                                                                                  ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 16.2%
Caterpillar, Inc.                                                   23,000                         1,473,610
Donaldson Co., Inc.                                                 20,500                           722,010
Graco, Inc.                                                          9,000                           366,930
Jacobs Engineering Group, Inc. (a)                                  18,000                         1,629,900
Kennametal, Inc.                                                    18,000                         1,112,400
Plum Creek Timber Co., Inc.                                         36,000                         1,449,000
W. W. Grainger, Inc.                                                15,000                         1,164,750
                                                                                                  ----------
                                                                                                   7,918,600
                                                                                                  ----------
FINANCIAL SERVICES - 13.3%
American Express Co.                                                31,000                         1,804,820
Ameriprise Financial, Inc.                                          18,000                         1,061,280
Blackrock, Inc., Class A                                             4,500                           754,920
J.P. Morgan Chase & Co.                                             17,500                           891,275
T. Rowe Price Group, Inc.                                           10,290                           493,817
The Chicago Mercantile Exchange                                      2,700                         1,520,910
Holdings, Inc.                                                                                    ----------

                                                                                                   6,527,022
                                                                                                  ----------
HEALTH CARE - 2.8%
WellPoint, Inc. (a)                                                  7,000                           548,660
Zimmer Holdings, Inc. (a)                                           10,000                           842,200
                                                                                                  ----------
                                                                                                   1,390,860
                                                                                                  ----------
HOTELS & LODGING - 5.8%
Hilton Hotels Corp.                                                 38,000                         1,344,820
Host Hotels & Resorts, Inc.                                         19,960                           528,341
Las Vegas Sands Corp. (a)                                            9,500                           988,665
                                                                                                  ----------
                                                                                                   2,861,826
                                                                                                  ----------
INTERNET RELATED - 2.3%
Google, Inc., Class A (a)                                            2,250                         1,127,925
                                                                                                  ----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
LEISURE - 2.1%
Carnival Corp.                                                      20,000                         1,031,200
                                                                                                  ----------
MEDIA - 6.2%
McGraw-Hill Cos., Inc.                                              27,000                         1,811,160
The Walt Disney Co.                                                 35,000                         1,230,950
                                                                                                  ----------
                                                                                                   3,042,110
                                                                                                  ----------
MOTOR VEHICLES - 2.1%
Harley-Davidson, Inc.                                               15,400                         1,051,358
                                                                                                  ----------
OIL & GAS - 3.2%
Schlumberger Ltd.                                                   12,600                           799,974
Suncor Energy, Inc. ADR                                             10,000                           743,500
                                                                                                  ----------
                                                                                                   1,543,474
                                                                                                  ----------
PHARMACEUTICALS - 1.0%
Amgen, Inc. (a)                                                      7,000                           492,590
                                                                                                  ----------
RESTAURANTS - 1.9%
Starbucks Corp. (a)                                                 26,000                           908,440
                                                                                                  ----------
RETAIL - 5.8%
Nordstrom, Inc.                                                     18,500                         1,030,635
Walgreen Co.                                                        26,000                         1,177,800
Whole Foods Market, Inc.                                            15,000                           647,850
                                                                                                  ----------
                                                                                                   2,856,285
                                                                                                  ----------
TELECOMMUNICATIONS - 4.5%
QUALCOMM, Inc.                                                      33,000                         1,242,780
Verizon Communications, Inc.                                        25,000                           963,000
                                                                                                  ----------
                                                                                                   2,205,780
                                                                                                  ----------
TRANSPORTATION - 1.2%
Expeditors International of Washington, Inc.                        14,100                           601,929
                                                                                                  ----------
TOTAL COMMON STOCKS (COST $37,113,344)                                                            48,332,291
                                                                                                  ----------

INVESTMENT COMPANIES - 0.7%
HSBC Investor Money Market Fund                                    321,427                           321,427
Class I Shares, 5.23% (b) *                                                                       ----------

TOTAL INVESTMENT COMPANIES (COST $321,427)                                                           321,427
                                                                                                  ----------

TOTAL INVESTMENTS (COST $37,434,771) - 99.4%                                                      48,653,718
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

*   Investment in affiliate.

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MID-CAP FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 2.3%
L-3 Communications Holdings, Inc.                                    8,350                           687,539
                                                                                                  ----------

AGRICULTURAL CHEMICALS - 0.7%
Syngenta AG ADR                                                      5,900                           218,713
                                                                                                  ----------

AUCTION HOUSE/ART DEALER - 0.5%
Ritchie Brothers Auctioneers, Inc. ADR                               2,400                           142,248
                                                                                                  ----------

BANKING - 2.5%
Compass Bancshares, Inc.                                             5,850                           356,265
HDFC Bank Ltd. ADR                                                   4,900                           373,968
                                                                                                  ----------
                                                                                                     730,233
                                                                                                  ----------
BIOTECHNOLOGY - 0.4%
Vertex Pharmaceuticals, Inc. (a)                                     3,600                           127,260
                                                                                                  ----------

CHEMICALS - 2.4%
Airgas, Inc.                                                         9,150                           380,823
Praxair, Inc.                                                        5,225                           329,489
                                                                                                  ----------
                                                                                                     710,312
                                                                                                  ----------
COMMERCIAL SERVICES - 0.9%
Sotheby's Holdings, Inc.                                             7,400                           274,392
                                                                                                  ----------

COMMUNICATIONS - 1.3%
CommScope, Inc. (a)                                                 12,050                           389,336
                                                                                                  ----------

COMPUTER EQUIPMENT - 1.3%
Logitech International S.A. (a)                                     12,750                           372,045
                                                                                                  ----------

COMPUTER SERVICES - 5.1%
aQuantive, Inc. (a)                                                 13,450                           360,460
Cognizant Technology Solutions Corp. (a)                             6,500                           554,385
Euronet Worldwide, Inc. (a)                                          5,325                           153,680
Wright Express Corp. (a)                                            14,300                           441,441
                                                                                                  ----------
                                                                                                   1,509,966
                                                                                                  ----------
COMPUTER SOFTWARE - 4.1%
Akamai Technologies, Inc. (a)                                        6,450                           362,361
Blackbaud, Inc.                                                     16,900                           405,093
NAVTEQ Corp. (a)                                                     4,650                           164,982
SRA International, Inc., Class A (a)                                10,575                           267,548
                                                                                                  ----------
                                                                                                   1,199,984
                                                                                                  ----------
CONSTRUCTION & ENGINEERING - 1.9%
McDermott International, Inc. (a)                                   10,975                           566,749
                                                                                                  ----------

CONSUMER PRODUCTS - 1.1%
Jarden Corp. (a)                                                     8,650                           317,196
                                                                                                  ----------

DIVERSIFIED MANUFACTURING OPERATIONS - 3.0%
Emcor Group, Inc. (a)                                               10,625                           610,087
Graco, Inc.                                                          6,850                           279,275
                                                                                                  ----------
                                                                                                     889,362
                                                                                                  ----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.1%
FormFactor, Inc. (a)                                                 6,550                           266,258
Itron, Inc. (a)                                                      2,750                           158,510
Microchip Technology, Inc.                                           7,975                           277,210
Veeco Instruments, Inc. (a)                                         11,225                           215,408
                                                                                                  ----------
                                                                                                     917,386
                                                                                                  ----------
ENVIRONMENTAL SERVICES - 2.1%
Stericycle, Inc. (a)                                                 8,000                           616,000
                                                                                                  ----------

FINANCIAL SERVICES - 7.0%
Affiliated Managers Group, Inc. (a)                                  4,950                           551,429
Blackrock, Inc., Class A                                             2,475                           415,206
iStar Financial, Inc.                                                5,600                           280,840
TD Ameritrade Holding Corp. (a)                                     18,025                           318,862
The Chicago Mercantile Exchange                                        800                           450,640
Holdings, Inc.                                                                                    ----------

                                                                                                   2,016,977
                                                                                                  ----------
FOOD & BEVERAGE - 2.5%
Flowers Foods, Inc.                                                 14,000                           393,680
United Natural Foods, Inc. (a)                                      10,200                           337,008
                                                                                                  ----------
                                                                                                     730,688
                                                                                                  ----------
FUNERAL SERVICES - 1.0%
Service Corp. International                                         28,900                           307,785
                                                                                                  ----------

HEALTH CARE - 9.8%
CYTYC Corp. (a)                                                      9,175                           265,341
DaVita, Inc. (a)                                                     4,750                           259,350
Hologic, Inc. (a)                                                    8,375                           465,231
Laboratory Corp. of America Holdings (a)                             4,775                           350,676
Psychiatric Solutions, Inc. (a)                                      8,500                           330,990
ResMed, Inc. (a)                                                    11,450                           602,040
Techne Corp. (a)                                                     1,225                            71,099
VCA Antech, Inc. (a)                                                14,850                           499,257
                                                                                                  ----------
                                                                                                   2,843,984
                                                                                                  ----------
INDUSTRIAL MANUFACTURING - 1.7%
Ceradyne, Inc. (a)                                                   2,325                           125,736
Mobile Mini, Inc. (a)                                               14,300                           380,237
                                                                                                  ----------
                                                                                                     505,973
                                                                                                  ----------
INSURANCE - 1.2%
Proassurance Corp. (a)                                               7,200                           365,688
                                                                                                  ----------

LEISURE - 2.1%
Penn National Gaming, Inc. (a)                                      14,300                           626,626
                                                                                                  ----------

LIFE SCIENCES TOOLS AND SERVICES - 0.2%
Nektar Therapeutics (a)                                              3,825                            48,578
                                                                                                  ----------

MACHINERY - 1.9%
Oshkosh Truck Corp.                                                 10,775                           568,920
                                                                                                  ----------

METALS & MINING - 2.1%
Phelps Dodge Corp.                                                   5,000                           618,000
                                                                                                  ----------

MORTGAGE - 2.7%
American Home Mortgage Investment                                    9,775                           341,539
Corp.
The PMI Group, Inc.                                                  9,225                           441,139
                                                                                                  ----------
                                                                                                     782,678
                                                                                                  ----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
OIL & GAS - 8.2%
Chesapeake Energy Corp.                                             11,125                           329,411
National-Oilwell, Inc. (a)                                           7,600                           460,864
Noble Corp.                                                          2,575                           192,996
Oil States International, Inc. (a)                                   5,675                           163,554
Precision Drilling Trust                                             9,600                           216,864
Superior Energy Services, Inc. (a)                                   4,100                           124,312
Tetra Technologies, Inc. (a)                                         7,800                           180,648
Weatherford International Ltd. (a)                                   5,184                           209,330
XTO Energy, Inc.                                                     9,808                           495,009
                                                                                                  ----------
                                                                                                   2,372,988
                                                                                                  ----------
REAL ESTATE - 1.4%
Jones Lang LaSalle, Inc.                                             3,950                           412,775
                                                                                                  ----------

RESIDENTIAL BUILDING CONSTRUCTION - 2.1%
KB Home, Inc.                                                        5,475                           296,855
Pulte Homes, Inc.                                                    9,675                           332,239
                                                                                                  ----------
                                                                                                     629,094
                                                                                                  ----------
RETAIL - 5.5%
Dick's Sporting Goods, Inc. (a)                                      9,375                           482,719
GameStop Corp., Class A (a)                                         10,075                           538,306
Jos. A. Bank Clothiers, Inc. (a)                                     9,237                           285,978
Tractor Supply Co. (a)                                               6,450                           324,629
                                                                                                  ----------
                                                                                                   1,631,632
                                                                                                  ----------
SPECIALTY RETAIL - 1.8%
Tiffany & Co.                                                        7,825                           307,209
United Auto Group, Inc.                                              9,050                           216,929
                                                                                                  ----------
                                                                                                     524,138
                                                                                                  ----------
TELECOMMUNICATIONS - 3.7%
Crown Castle International Corp. (a)                                12,045                           423,502
j2 Global Communications, Inc. (a)                                  16,275                           430,962
NII Holdings, Inc. Class B (a)                                       3,375                           249,075
                                                                                                  ----------
                                                                                                   1,103,539
                                                                                                  ----------
TRANSPORTATION - 2.7%
American Commercial Lines, Inc. (a)                                  7,100                           500,124
Old Dominion Freight Line, Inc. (a)                                 10,787                           299,663
                                                                                                  ----------
                                                                                                     799,787
                                                                                                  ----------
UTILITIES - 6.4%
Entergy Corp.                                                        2,750                           255,338
Equitable Resources, Inc.                                           13,275                           574,143
ITC Holdings Corp.                                                  10,050                           437,175
New Jersey Resources Corp.                                           6,400                           298,240
Northeast Utilities                                                 12,050                           333,183
                                                                                                  ----------
                                                                                                   1,898,079
                                                                                                  ----------
WIRE & CABLE PRODUCTS - 1.3%
General Cable Corp. (a)                                              8,950                           386,014
                                                                                                  ----------
TOTAL COMMON STOCKS (COST $21,889,826)                                                            28,842,664
                                                                                                  ----------

INVESTMENT COMPANIES - 3.9%
HSBC Investor Money Market Fund                                    704,660                           704,660
Class I Shares, 5.23% (b) *
MidCap S&P Depositary Receipt Trust Series 1                         2,850                           431,519
                                                                                                  ----------
TOTAL INVESTMENT COMPANIES (COST $1,123,295)                                                       1,136,179
                                                                                                  ----------

TOTAL INVESTMENTS (COST $23,013,121) - 101.9%                                                     29,978,843
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Investment in affiliate.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
VARIABLE RATE DEMAND NOTES* - 79.8%
CALIFORNIA - 79.8%
Alameda Contra Costa Schools                                     1,500,000                         1,500,000
Financing Authority Revenue, 3.46%,
7/1/18, (LOC Bank of Nova Scotia)

Alameda County Industrial Development                            2,630,000                         2,630,000
Authority Revenue, 3.45%, 10/1/25,
AMT, (LOC Wells Fargo Bank N.A.)

California Educational Facilities                                3,310,000                         3,310,000
Authority Revenue, 3.42%, 12/1/32,
(LOC Allied Irish Bank plc)

California Health Facilities Financing                           2,000,000                         2,000,000
Authority Revenue, 3.37%, 7/1/33, (LOC
Bank of America N.A.)

California Health Facilities Financing                           1,400,000                         1,400,000
Authority Revenue, 3.37%, 7/1/35, (LOC
Bank of America N.A.)

California Infrastructure & Economic                             2,000,000                         2,000,000
Development Bank Revenue, 3.38%, 4/1/08,
(Credit Support MBIA, SPA Bank of
America, SPA J.P. Morgan Chase Bank)

California Infrastructure & Economic                             1,000,000                         1,000,000
Development Bank Revenue, 3.45%,
6/1/25, AMT, (LOC Mellon Bank)

California Pollution Control Financing                           3,000,000                         3,000,000
Authority Revenue, 3.62%, 11/1/26,
(LOC Bank One N.A.)

California State Department of Water                             1,150,000                         1,150,000
Resources Power Supply Revenue, 3.43%,
5/1/11, (LOC Lloyds TSB Bank plc)

California State Department of Water                             2,000,000                         2,000,000
Resources Power Supply Revenue, 3.45%,
5/1/11, (LOC Bank of Nova Scotia)

California State Department of Water                             1,000,000                         1,000,000
Resources Power Supply Revenue, 3.43%,
5/1/16, (LOC FSA, SPA Morgan Stanley Bank)

California State Department of Water                             1,000,000                         1,000,000
Resources Power Supply Revenue, 3.42%,
5/1/22, (LOC Bayerische Landesbank)

California State Department of Water                             3,200,000                         3,200,000
Resources Power Supply Revenue, 3.43%,
5/1/22, (LOC J.P. Morgan Chase Bank,
California State Teacher's Retirement)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
California State Department of Water                             2,075,000                         2,075,000
Resources Power Supply Revenue, 3.47%,
5/1/22, (LOC Bank of New York)

California State Department of Water                             2,650,000                         2,650,000
Resources Power Supply Revenue, 3.50%,
5/1/22, (LOC Citibank N.A.)

California State Economic Recovery,                              1,230,000                         1,230,000
3.35%, 7/1/23, (LOC BNP Paribas)

California State GO, Kindergarten                                1,040,000                         1,040,000
University A-10, 3.42%, 5/1/34,
(LOC Citibank N.A.)

California State GO, Kindergarten                                1,075,000                         1,075,000
University B-5, 3.45%, 5/1/34, (LOC
Citibank N.A., State Street B&T Co.,
National Australia Bank)

California State GO, Series A, 3.35%,                            3,500,000                         3,500,000
5/1/40, (LOC Fortis Bank)

California State GO, Series B, 3.35%,                            4,400,000                         4,400,000
5/1/40, (LOC Depfa Bank plc)

California State GO, Series B-3, 3.35%,                          2,000,000                         2,000,000
5/1/33, (LOC Bank of New York, BNP
Paribas, California State Teacher's Retirement)

California Statewide Communities                                 4,000,000                         4,000,000
Development Authority Revenue, 3.42%,
10/1/32, (LOC Allied Irish Bank plc)

California Statewide Communities                                 5,000,000                         5,000,000
Development Authority Revenue, 3.37%,
12/1/36, (LOC Bank of New York)

Corona-Norco Unified School District                             1,000,000                         1,000,000
Certificate of Participation, 3.42%,
11/1/30, (LOC FSA, SPA Dexia Credit Local)

Grant Joint Union High School District                           3,000,000                         3,000,000
Certificate of Participation, 3.42%,
12/1/38, (LOC FSA, SPA Dexia Credit Local)

Los Angeles County California Pension                            2,600,000                         2,600,000
Obligation, 3.36%, 6/30/07, (LOC
AMBAC, SPA Bank of Nova Scotia)

Los Angeles County Housing Authority                             4,000,000                         4,000,000
for Multi-Family Housing Revenue,
Canyon Country Villas Project, 3.42%,
12/1/07, (FHLMC Insured)

Modesto California Multi-Family                                  1,470,000                         1,470,000
Housing Revenue, 3.51%, 5/15/31,
(FNMA Insured)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Perris California Unified High School                            1,670,000                         1,670,000
District Certificate of Participation, 3.42%,
 9/1/18, (FSA Insured, SPA Dexia Credit Local)

Rancho Water District Financing Authority                        2,800,000                         2,800,000
Revenue, 3.35%, 8/1/29, (LOC FGIC)

Riverside County California Certificate of                       1,600,000                         1,600,000
Participation, 3.36%, 12/1/15, (LOC State Street)

Sacramento County Special Facilities                             1,000,000                         1,000,000
Airport Revenue, 3.56%, 11/1/28, AMT,
(LOC Bank of America NT & SA)

San Francisco City & County Housing                              2,000,000                         2,000,000
Authority Revenue, 3.48%, 9/1/49, AMT,
(LOC Citibank N.A.)

San Mateo County Multi-Family                                    1,200,000                         1,200,000
Housing Authority Revenue, 3.50%,
7/1/17, AMT, (LOC Wells Fargo & Co.)

Santa Clara County-El Camino                                     5,600,000                         5,600,000
California Hospital District Hospital
Facilities Authority Revenue,
ACES-Lease-Valley Medical Center
Project, Series A, 3.35%, 8/1/15, (LOC
State Street B&T Co.)

South Bay Regional Public                                          965,000                           965,000
Communications Authority Revenue,
3.59%, 1/1/31, (LOC Allied Irish Bank plc)

Southern California Public Power                                 1,200,000                         1,200,000
Authority Revenue, 3.36%, 7/1/09, (SPA
Morgan Guaranty Trust, AMBAC Insured)

Vernon Natural Gas Financing Agency                              3,000,000                         3,000,000
Authority Revenue, 3.36%, 8/1/21, (LOC                                                           -----------
MBIA, SPA Citibank N.A.)
TOTAL VARIABLE RATE DEMAND NOTES* (COST $85,265,000)                                              85,265,000
                                                                                                 -----------

TAX-FREE NOTES AND COMMERCIAL PAPER - 14.4%
CALIFORNIA - 10.7%
California Pollution Control Financing                           3,000,000                         2,998,905
Authority Pollution Control Revenue,
3.50%, 12/1/23, AMT, (Credit Support FGIC)

California Pollution Control Financing                           2,000,000                         1,999,959
Authority Revenue, 3.50%, 12/1/23,
AMT, (LOC FGIC)

California State Infrastructure &                                1,450,000                         1,455,322
Economic Development Bank Revenue,
4.00%, 9/1/07, (LOC AMBAC)

San Diego Regional Airport Authority,                            3,000,000                         3,000,000
3.45%, 3/6/07, (LOC BNP Paribas)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
San Jose California International Airport,                       2,000,000                         2,000,000
3.65%, 3/8/07, AMT,  (LOC J.P.                                                                   -----------
Morgan Chase Bank, Dexia Credit Local,
Bank of America N.A., Citibank N.A.)
                                                                                                  11,454,186
PUERTO RICO - 3.7%                                                                               -----------
Puerto Rico Electric Power Authority                             3,880,000                         3,936,190
Revenue, 7.00%, 7/1/07, (LOC MBIA)                                                               -----------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $15,390,376)                                      15,390,376
                                                                                                 -----------

INVESTMENT COMPANIES - 1.3%
Blackrock Provident California                                   1,364,507                         1,364,507
Institutional Shares, 3.32% (a)

Federated California Municipal Cash                                     39                                39
Trust Institutional Shares, 3.29% (a)                                                                     --

TOTAL INVESTMENT COMPANIES (COST $1,364,546)                                                       1,364,546
                                                                                                 -----------

TOTAL INVESTMENTS (COST $102,019,922) - 95.5%                                                    102,019,922
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The rates presented represent the annualized one day yield that was in effect January 31, 2007.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented represents the rate in effect on January 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corp.
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corp.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Limited Co.
SPA - Standby Purchase Agreement

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 PRINCIPAL
                                                                AMOUNT ($)                          VALUE ($)
                                                                ----------                         ---------
COMMERCIAL PAPER AND NOTES - 41.1%
BANKING - 22.7%
Anz National International Ltd., 5.39%, 3/28/07 (a)            150,000,000                       148,808,333
Bank Of America Corp., 5.40%, 3/20/07 (a)                      100,000,000                        99,313,278
Bank Of America Corp., 5.39%, 5/18/07 (a)                       50,000,000                        49,231,500
Calyon North America, Inc., 5.37%, 3/19/07 (a)                 100,000,000                        99,331,722
Depfa Bank plc, 5.44%, 2/13/07 (a) (b)                         100,000,000                        99,825,333
Depfa Bank plc, 5.36%, 3/6/07 (a) (b)                          100,000,000                        99,521,958
Depfa Bank plc, 5.38%, 4/18/07 (a) (b)                          50,000,000                        49,447,417
Dexia Delaware LLC, 5.38%, 2/8/07 (a)                           75,884,000                        75,806,683
Dexia Delaware LLC, 5.35%, 3/6/07 (a)                          150,000,000                       149,283,625
Fortis Funding LLC, 5.39%, 3/9/07 (a) (b)                       75,000,000                        74,607,975
HBOS Treasury Services plc, 5.40%, 2/14/07 (a)                  75,000,000                        74,857,813
HBOS Treasury Services plc, 5.39%, 2/16/07 (a)                  25,000,000                        24,945,365
HBOS Treasury Services plc, 5.39%, 4/16/07 (a)                  84,800,000                        83,886,610
UBS Finance Delaware LLC, 5.39%, 7/9/07 (a)                     50,000,000                        48,863,278
Westpac Banking Corp., 5.38%, 4/18/07 (a)                      141,750,000                       140,183,426
                                                                                               -------------
                                                                                               1,317,914,316
                                                                                               -------------
BROKERAGE SERVICES - 2.6%
Bear Stearns Co., Inc., 5.40%, 2/16/07 (a)                      50,000,000                        49,890,833
Bear Stearns Co., Inc., 5.38%, 5/18/07 (a)                     100,000,000                        98,468,889
                                                                                               -------------
                                                                                                 148,359,722
                                                                                               -------------
DIVERSIFIED - 4.7%
General Electric Capital Corp., 5.42%, 2/27/07 (a)             125,000,000                       124,529,652
General Electric Capital Corp., 5.445%, 3/14/07 (a)            100,000,000                        99,404,361
General Electric Capital Corp., 5.41%, 7/23/07 (a)              50,000,000                        48,757,778
                                                                                               -------------
                                                                                                 272,691,791
                                                                                               -------------
FINANCE - 11.1%
Barclays U.S. Funding LLC, 5.375%, 3/5/07 (a)                   75,000,000                        74,654,333
Barclays U.S. Funding LLC, 5.37%, 4/27/07 (a)                  150,000,000                       148,163,646
BNP Paribas Finance, Inc., 5.39%, 4/10/07 (a)                   75,000,000                        74,263,334
BNP Paribas Finance, Inc., 5.39%, 6/28/07 (a)                  100,000,000                        97,878,708
Morgan Stanley, 5.395%, 3/20/07 (a)                            125,000,000                       124,143,229
Morgan Stanley, 5.40%, 4/20/07 (a)                             125,000,000                       123,583,542
                                                                                               -------------
                                                                                                 642,686,792
                                                                                               -------------
TOTAL COMMERICAL PAPER AND NOTES (COST $2,381,652,621)                                         2,381,652,621
                                                                                               -------------

CORPORATE OBLIGATIONS - 38.8%
ASSET BACKED - 18.9%
Harrier Finance Funding LLC, 5.28%, 5/25/07 * (b)               25,000,000                        24,998,904
Harrier Finance Funding LLC, 5.32%, 8/24/07 * (b)              100,000,000                        99,994,375
Harrier Finance Funding LLC, 5.32%, 12/7/07 * (b)              100,000,000                        99,991,511
K2 (USA) LLC, 5.315%, 5/25/07 * (b)                            100,000,000                        99,996,848
K2 (USA) LLC, 5.32%, 6/25/07 * (b)                              50,000,000                        49,998,038
K2 (USA) LLC, 5.33%, 9/28/07 * (b)                              50,000,000                        49,997,791
Sigma Finance, Inc., 5.315%, 3/22/07 * (b)                     100,000,000                        99,998,340
Sigma Finance, Inc., 5.32%, 6/21/07 * (b)                       50,000,000                        49,997,125
Sigma Finance, Inc., 5.33%, 10/16/07 * (b)                     100,000,000                        99,997,200
Stanfield Victoria LLC, 5.31%, 2/26/07 * (b)                    75,000,000                        74,998,985
Stanfield Victoria LLC, 5.33%, 5/17/07 *(b)                     25,000,000                        24,999,477
Stanfield Victoria LLC, 5.325%, 7/12/07 * (b)                   50,000,000                        49,997,772
Stanfield Victoria LLC, 5.32%, 12/17/07 * (b)                   50,000,000                        49,995,767
Stanfield Victoria LLC, 5.32%, 1/25/08 * (b)                    65,000,000                        65,000,000
Whistlejacket Capital LLC, 5.315%, 10/19/07 * (b)               60,000,000                        59,995,684
Whistlejacket Capital LLC, 5.315%, 1/28/08 * (b)               100,000,000                        99,994,610
                                                                                               -------------
                                                                                               1,099,952,427
                                                                                               -------------

                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
BANKING - 6.5%
Citigroup, Inc., 5.43%, 6/4/07 *                               111,235,000                       111,273,744
Rabobank Nederland NV, N.Y., 5.33%, 12/14/07 * (b)             140,000,000                       140,000,000
Royal Bank of Scotland Group plc, 5.365%, 12/21/07 * (b)        50,000,000                        50,015,105
Wells Fargo & Co., 5.425%, 3/23/07 *                            75,000,000                        75,012,669
                                                                                               -------------
                                                                                                 376,301,518
                                                                                               -------------
BROKERAGE SERVICES - 6.5%
Goldman Sachs Group LP, 5.38%, 7/30/07 * (c)                   100,000,000                       100,000,000
Goldman Sachs Group LP, 5.37%, 12/6/07 * (c)                   100,000,000                       100,000,000
Merrill Lynch & Co., 5.285%, 5/14/07 *                          25,000,000                        24,998,435
Merrill Lynch & Co., 5.40%, 2/3/09 *                           150,000,000                       150,000,000
                                                                                               -------------
                                                                                                 374,998,435
                                                                                               -------------
FINANCE - 6.9%
Links Finance LLC, 5.32%, 6/7/07 * (b)                          50,000,000                        49,998,708
Links Finance LLC, 5.285%, 9/17/07 * (b)                       100,000,000                        99,993,734
Links Finance LLC, 5.31%, 12/10/07 * (b)                       100,000,000                        99,982,896
Toyota Motor Credit Corp., 5.30%, 1/11/08 *                    150,000,000                       150,000,001
                                                                                               -------------
                                                                                                 399,975,339
                                                                                               -------------
TOTAL CORPORATE OBLIGATIONS (COST $2,251,227,719)                                              2,251,227,719
                                                                                               -------------

CERTIFICATES OF DEPOSIT - 14.7%
BANKING - 14.7%
BNP Paribas, N.Y., 5.26%, 3/6/07 *                              50,000,000                        49,998,682
Citibank N.A., 5.315%, 2/27/07                                  75,000,000                        75,000,000
Citibank N.A., 5.305%, 4/19/07                                  75,000,000                        75,000,000
Credit Agricole Indo, N.Y., 5.29%, 6/28/07 *                   130,000,000                       129,978,051
Credit Suisse, N.Y., 5.35%, 3/21/07                            150,000,000                       150,000,973
Fortis Bank, N.Y., 5.33%, 4/23/07                              150,000,000                       150,000,000
Norinchukin Bank, N.Y., 5.35%, 2/8/07                           75,000,000                        75,000,098
Norinchukin Bank, N.Y., 5.32%, 3/6/07                          100,000,000                       100,000,000
Svenska Handelsbanken, N.Y., 5.265%, 10/4/07 *                  50,000,000                        49,993,260
                                                                                               -------------
TOTAL CERTIFICATES OF DEPOSIT (COST $854,971,064)                                                854,971,064
                                                                                               -------------

BANK NOTES - 3.4%
Bank of America, 5.315%, 2/23/07 *                              50,000,000                        50,000,000
Bank of America, 5.325%, 2/23/07 *                              75,000,000                        75,000,000
Westpac Banking Corp., 5.29%, 2/16/11 * (b)                     75,000,000                        75,000,000
                                                                                               -------------
TOTAL BANK NOTE (COST $200,000,000)                                                              200,000,000
                                                                                               -------------

TIME DEPOSITS - 2.1%
Societe Generale Cayman, 5.31%, 2/1/07                         123,516,000                       123,516,000
                                                                                               -------------
TOTAL TIME DEPOSITS (COST $123,516,000)                                                          123,516,000
                                                                                               -------------

TOTAL INVESTMENTS (COST $5,811,367,404) - 100.1%                                               5,811,367,404
                                                                                               =============

------------
Percentages indicated are based on net assets at January 31, 2007.

(a) Discount Note. Rate presented represents the effective yield at the time of purchase.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 3.44% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented represents the rate in effect on January 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
VARIABLE RATE DEMAND NOTES* - 83.5%
NEW YORK - 83.5%
Albany IDA, 3.64%, 5/1/27, (LOC KeyBank N.A.)                    1,770,000                         1,770,000

Babylon IDA, 3.46%, 1/1/19, (SPA JP                              2,100,000                         2,100,000
Morgan Chase Bank, FSA Insured)

Franklin County IDA, 3.45%, 5/1/19,                              1,150,000                         1,150,000
(LOC Fleet National Bank)

Great Neck North Water Authority,                                  400,000                           400,000
3.47%, 1/1/20, (FGIC Insured, SPA State Street B&T Co.)

Jay Street Development Corp., 3.47%,                             4,700,000                         4,700,000
5/1/21, (LOC Depfa Bank PLC)

Jay Street Development Corp., 3.45%,                             7,300,000                         7,300,000
5/1/22, (LOC Fleet National Bank)

Jay Street Development Corp., 3.47%,                             5,200,000                         5,200,000
5/1/22, (LOC Depfa Bank PLC)

Long Island Power Authority, 3.47%,                              3,880,000                         3,880,000
12/1/29, (SPA Dexia Credit Local, FSA Insured)

Long Island Power Authority, 3.45%,                              5,000,000                         5,000,000
5/1/33, (LOC Westdeutsche Landesbank)

Metropolitan Transportation Authority Series D1, 3.56%,          5,000,000                         5,000,000
11/1/34, (AMBAC Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                           17,500,000                        17,500,000
Series D2, 3.55%, 11/1/34, (AMBAC
Insured, SPA Wachovia Bank)

Metropolitan Transportation Authority                           25,000,000                        25,000,000
Series E1, 3.58%, 11/1/35, (LOC Fortis Bank)

Metropolitan Transportation Authority                           15,870,000                        15,870,000
Series G, 3.71%, 11/1/26, (LOC BNP Paribas)

Monroe County IDA, 3.59%, 1/15/32,                               5,500,000                         5,500,000
(LOC JP Morgan Chase Bank)

Monroe County IDA, 3.61%, 4/1/35,                                4,050,000                         4,050,000
(LOC JP Morgan Chase Bank)

Monroe County IDA, 3.59%, 6/1/36,                                4,000,000                         4,000,000
(LOC JP Morgan Chase Bank)

Nassau County Interim Finance Authority,                         2,120,000                         2,120,000
3.42%, 11/15/22, (SPA BNP Paribas, FSA Insured)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
New York City GO, 3.43%, 8/1/14,                                25,900,000                        25,899,744
(LOC Westdeutsche Landesbank AG)

New York City GO, 3.46%, 8/1/15,                                 4,000,000                         4,000,000
(AMBAC Insured, SPA Kredietbank N.V.)

New York City GO, 3.45%, 2/15/16,                                4,580,000                         4,580,000
(LOC Bayerische Landesbank)

New York City GO, 3.45%, 8/1/18,                                   500,000                           500,000
(LOC Bayerische Helaba)

New York City GO, 3.45%, 8/1/19,                                   500,000                           500,000
(LOC Bayerische Helaba)

New York City GO, 3.45%, 8/1/20,                                25,000,000                        25,000,000
(LOC BNP Paribas)

New York City GO, 3.46%, 8/1/20,                                11,500,000                        11,500,000
(LOC Bank of New York)

New York City GO, 3.46%, 3/1/34,                                13,000,000                        13,000,000
(LOC Bank of New York)

New York City GO, 3.58%, 9/1/35,                                19,400,000                        19,400,000
(LOC Royal Bank of Scotland)

New York City GO, 3.46%, 4/1/36,                                20,000,000                        20,000,000
(LOC Bank of New York)

New York City Housing Development Corp.,                         1,520,000                         1,520,000
3.48%, 6/15/32, (FNMA Insured)

New York City Housing Development Corp.,                         5,000,000                         5,000,000
3.46%, 12/1/34, (LOC Citibank N.A.)

New York City Housing Development Corp.,                        18,135,000                        18,135,000
3.48%, 12/1/36, (LOC Landesbank Hessen)

New York City Housing Development Corp.,                         7,400,000                         7,400,000
3.53%, 1/1/37, AMT, (LOC Citibank N.A.)

New York City Housing Development Corp.,                         8,500,000                         8,500,000
3.53%, 6/1/37, AMT, (LOC Citibank N.A.)

New York City Housing Development Corp.,                         2,840,000                         2,840,000
3.55%, 9/1/37, AMT, (LOC JP Morgan Chase Bank)

New York City Housing Development Corp.,                         6,200,000                         6,200,000
3.53%, 2/1/38, AMT, (LOC Citibank N.A.)

New York City Housing Development Corp.,                        11,200,000                        11,200,000
3.52%, 5/15/39, AMT, (LOC Keybank N.A.)

New York City Housing Development Corp.,                        15,195,000                        15,195,000
3.50%, 6/1/39, (LOC Landesbank Hessen)

New York City Housing Development Corp.,                        12,250,000                        12,250,000
3.52%, 6/1/39, AMT, (LOC Citibank N.A.)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
New York City IDA, 3.46%, 5/1/21,                                2,800,000                         2,800,000
(LOC JP Morgan Chase Bank)

New York City IDA, 3.63%, 12/30/21,                              1,500,000                         1,500,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.64%, 7/1/30,                                1,385,000                         1,385,000
(LOC Keybank N.A.)

New York City IDA, 3.63%, 9/30/31,                               1,450,000                         1,450,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.64%, 4/1/32,                                3,000,000                         3,000,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.59%, 11/1/32,                               7,400,000                         7,400,000
(LOC Wachovia Bank)

New York City IDA, 3.63%, 12/1/34,                               4,615,000                         4,615,000
(LOC Allied Irish Bank PLC)

New York City IDA, 3.59%, 6/1/36,                                5,000,000                         5,000,000
(LOC Wachovia Bank N.A.)

New York City IDA, 3.60%, 12/1/36,                               4,530,000                         4,530,000
(LOC JP Morgan Chase Bank)

New York City IDA, Allen-Stevenson School,                       6,300,000                         6,300,000
3.63%, 12/1/34, (LOC Allied Irish Bank PLC)

New York City Municipal Water Finance Authority,                 4,275,000                         4,275,000
3.46%, 6/15/33, (SPA JP Morgan Chase Bank)

New York City Transitional Finance Authority,                   15,000,000                        15,000,000
3.72%, 11/1/22, (Liquidity Facility Landesbank Hessen)

New York City Water Finance Authority,                           4,145,000                         4,145,000
3.68%, 6/15/33, (SPA Dexia Credit Local)

New York State Dormitory Authority,                              7,900,000                         7,900,000
3.55%, 2/15/21, (FSA Insured, SPA Dexia Credit Local)

New York State Dormitory Authority,                              6,000,000                         6,000,000
3.56%, 2/15/21, (FSA Insured, SPA Dexia Credit Local)

New York State Dormitory Authority,                              3,100,000                         3,100,000
3.20%, 7/1/25, (LOC Fleet National Bank)

New York State Dormitory Authority,                              8,100,000                         8,100,000
3.55%, 7/1/30, (SPA JP Morgan Chase Bank)

New York State Dormitory Authority, 3.55%,                      12,600,000                        12,600,000
2/15/31, (MBIA Insured, SPA JP Morgan Chase Bank)

New York State Energy Research & Development                     3,400,000                         3,400,000
Authority, 3.45%, 10/1/14, (LOC FGIC, Liquidity
Facility National Australia Bank)

New York State Energy Research & Development                     1,000,000                         1,000,000
Authority, 3.50%, 11/1/39, AMT, (LOC Citibank N.A.)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
New York State Energy Research & Development                     3,200,000                         3,200,000
Authority, 3.53%, 11/1/39, AMT, (LOC Citibank N.A.)

New York State GO, 3.58%, 3/13/20,                              10,000,000                        10,000,000
(LOC Dexia Credit Local)

New York State Housing Finance                                   3,000,000                         3,000,000
Agency, 3.50%, 5/1/29, AMT, (FNMA Insured)

New York State Housing Finance                                   1,700,000                         1,700,000
Agency, 3.55%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance                                   4,700,000                         4,700,000
Agency, 3.55%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance Agency,                           6,000,000                         6,000,000
3.46%, 3/15/33, (FGIC Insured, SPA Dexia Credit Local)

New York State Housing Finance                                   1,100,000                         1,100,000
Agency, 3.51%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                   8,000,000                         8,000,000
Agency, 3.54%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                  15,000,000                        15,000,000
Agency, 3.46%, 5/15/34, (FNMA Insured)

New York State Housing Finance                                   2,000,000                         2,000,000
Agency, 3.52%, 5/15/34, AMT, (FNMA Insured)

New York State Housing Finance                                   3,700,000                         3,700,000
Agency, 3.50%, 5/15/36, AMT, (FNMA Insured)

New York State Housing Finance                                  15,000,000                        15,000,000
Agency, 3.47%, 11/15/37, (FNMA Insured)

New York State Local Government Assistance Corp.,                8,600,000                         8,600,000
3.40%, 4/1/18, (SPA KBC Bank N.V., FSA Insured)

New York State Local Government Assistance Corp.,               15,000,000                        15,000,000
3.40%, 4/1/25, (LOC Bank of Nova Scotia)

New York State Mortgage Agency Revenue,                         10,000,000                        10,000,000
3.62%, 10/1/37, AMT, (SPA Dexia Credit Local)

New York State Mortgage Agency Revenue,                         10,000,000                        10,000,000
3.73%, 10/1/37, AMT, (SPA Dexia Credit Local)

New York State Triborough Bridge &                              14,920,000                        14,920,000
Tunnel Authority, 3.47%, 1/1/32,
(AMBAC Insured, SPA Bayerische Landesbank)

Newburgh IDA, 3.64%, 10/1/30,                                    3,500,000                         3,500,000
(LOC KeyBank N.A.)

Niagara Falls, New York Bridge                                   3,600,000                         3,600,000
Commission, 3.46%, 10/1/19, (SPA
Credit Local De France, FGIC Insured)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Orange County IDA Civic Facility,                                4,000,000                         4,000,000
3.64%, 7/1/32, (LOC Keybank N.A.)

St. Lawrence County IDA Civic                                    3,900,000                         3,900,000
Facility, 3.64%, 12/1/31, (LOC Keybank N.A.)

Suffolk County IDA Civic Facility,                              10,540,000                        10,540,000
3.45%, 11/1/14, (LOC Bank of America N.A.)

Suffolk County Water Authority, 3.48%,                           1,500,000                         1,500,000
1/1/08, (SPA Bank of Nova Scotia)

Suffolk County Water Authority, 3.48%,                           1,200,000                         1,200,000
12/1/09, (SPA Bank of Nova Scotia)

Westchester County IDA, 3.64%,                                   2,805,000                         2,805,000
7/1/30, (LOC Keybank N.A.)

Westchester County IDA, 3.63%,                                   6,095,000                         6,095,000
12/1/32, (LOC Allied Irish Bank PLC)                                                             -----------

TORAL VARIABLE RATE DEMAND NOTES* (COST $595,719,744)                                            595,719,744
                                                                                                 -----------

TAX-FREE NOTES AND COMMERCIAL PAPER - 16.0%
NEW YORK - 16.0%
Long Island Power Authority, 3.47%,                             15,000,000                        15,000,000
3/6/07, (LOC JP Morgan Chase Bank)

Nassau County Sewer & Storm Water Finance                       20,950,000                        20,950,000
Authority, 3.45%, 4/3/07, (LOC Bank of America N.A.)

Nassau County Sewer & Storm Water Finance                        3,900,000                         3,900,000
Authority, 3.47%, 4/3/07, (LOC Bank of America N.A.)

New York City Transitional Finance                              30,000,000                        30,089,638
Authority, 4.25%, 6/29/07

New York State, 3.51%, 2/13/07, (LOC                            16,150,000                        16,150,000
Bayerische Landesbank, Helaba)

Poughkeepsie City GO, 4.25%, 9/13/07                            10,709,000                        10,761,051

Syracuse New York GO, Series C,                                  8,800,000                         8,825,772
4.25%, 6/29/07, (LOC Bank of America
N.A., Credit Support State Aid Withholding)

Syracuse New York GO, Series D, 4.25%,                           8,600,000                         8,627,022
7/10/07, (LOC Bank of America N.A.)                                                              -----------

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $114,303,483)                                    114,303,483
                                                                                                 -----------

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity New York Money                              13,149,880                        13,149,880
Fund Portfolio Institutional Shares, 3.41% (a)

Dreyfus New York Municipal Cash                                        846                               846
Management Fund Institutional Shares, 3.45% (a)                                                  -----------

TOTAL INVESTMENT COMPANIES (COST $13,150,726)                                                     13,150,726
                                                                                                 -----------

TOTAL INVESTMENTS (COST $723,173,953) - 101.3%                                                   723,173,953
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented represents the rate in effect on January 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
IDA - Industrial Development Agency
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Limited Co.
SPA - Standby Purchase Agreement

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
VARIABLE RATE DEMAND NOTES* - 84.3%
ALABAMA - 4.0%
Jefferson County Alabama Sewer                                   1,300,000                         1,300,000
Revenue, 3.60%, 2/1/42, (Credit Support
FGIC, SPA J.P. Morgan Chase Bank)

Pell City Alabama Special Care                                   3,145,000                         3,145,000
Facilities Financing Authority Revenue,                                                          -----------
3.63%, 12/1/34, (LOC Allied Irish Bank plc)
                                                                                                   4,445,000
                                                                                                 -----------
ALASKA - 4.5%
Valdez Alaska Marine Term Revenue,                               5,000,000                         5,000,000
3.70%, 12/1/33                                                                                   -----------

CALIFORNIA - 2.7%
California State GO, 3.60%, 5/1/33,                              3,000,000                         3,000,000
(LOC Westlandesbank AG, J.P. Morgan                                                              -----------
Chase Bank)

COLORADO - 6.8%
Colorado Educational & Cultural                                  2,405,000                         2,405,000
Facilities Authority Revenue, 3.73%,
7/1/29, (LOC Bank of America N.A.)

Colorado Educational & Cultural                                    500,000                           500,000
Facilities Authority Revenue, 3.73%,
9/1/33, (LOC Bank of America N.A.)

Colorado Educational & Cultural                                  1,300,000                         1,300,000
Facilities Authority Revenue, 3.73%,
2/1/34, (LOC Bank of America N.A.)

Colorado Educational & Cultural                                  2,960,000                         2,960,000
Facilities Authority Revenue, 3.73%,
12/1/34, (LOC National City Bank)

Colorado Educational & Cultural                                    500,000                           500,000
Facilities Authority Revenue, 3.73%,                                                             -----------
2/1/35, (LOC Bank of America N.A.)
                                                                                                   7,665,000
                                                                                                 -----------
CONNECTICUT - 1.1%
Connecticut State Special Tax                                    1,200,000                         1,200,000
Obligation Revenue, 3.51%, 2/1/22,                                                               -----------
(Credit Support AMBAC, SPA
WestDeutsche Landesbank AG)

FLORIDA - 11.2%
Broward County Florida Housing                                   1,000,000                         1,000,000
Financial Authority Multifamily Housing
Revenue, 3.50%, 12/1/29, (Credit Support
Freddie Mac)

Jea Florida District Energy System                               1,600,000                         1,600,000
Revenue, 3.55%, 10/1/34, (LOC State
Street B&T Co.)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Orange County Florida Health Facilities                          5,000,000                         5,000,000
Authority Revenue, 3.75%, 10/1/41,
(Credit Support FSA, SPA Dexia Credit Local)

Palm Beach County Housing Finance                                3,100,000                         3,100,000
Authority Revenue, 3.52%, 11/1/07,
(LOC Wachovia Bank N.A.)

Tampa Florida Occupational License                               1,230,000                         1,230,000
Tax, 3.50%, 10/1/27, (Credit Support FGIC)

Volusia County Florida Housing                                     600,000                           600,000
Finance Authority Multifamily Revenue,                                                           -----------
3.50%, 10/15/32, (LOC FNMA)
                                                                                                  12,530,000
                                                                                                 -----------
GEORGIA - 1.3%
Georgia Municipal Electric Authority,                              900,000                           900,000
3.50%, 1/1/20, (Credit Support MBIA,
LOC Bayerische Landesbank, Landesbank
Hessen, Westdeutsche Landesbank)

Georgia Municipal Gas Authority,                                   545,000                           545,000
3.53%, 11/1/07, (Credit Support GO of                                                            -----------
Authority, LOC Wachovia Bank N.A.,
Bayerische Landesbank, Morgan Guaranty
Trust, Bank of America N.A.)
                                                                                                   1,445,000
                                                                                                 -----------
ILLINOIS - 7.1%
Chicago Illinois O'Hare International                              800,000                           800,000
Airport Supply Facilities Revenue,
3.59%, 5/1/18, AMT, (LOC Societe
Generale)

Illinois Finance Authority Revenue,                              1,300,000                         1,300,000
3.53%, 3/1/36, (LOC J.P. Morgan Chase Bank)

Illinois Health Facility Authority                               5,000,000                         5,000,000
Revenue, 3.50%, 8/1/15, (LOC Bank One N.A.)

Lisle Illinois Multifamily Revenue,                                900,000                           900,000
3.50%, 9/15/26, (Credit Support FNMA)                                                            -----------

                                                                                                   8,000,000
                                                                                                 -----------
INDIANA - 4.6%
Health Facility Financing Authority,                               335,000                           335,000
3.51%, 11/1/20, (LOC National City Bank)

Indiana Municipal Power Agency Power                             4,850,000                         4,850,000
Supply System Revenue, 3.52%, 1/1/18,                                                            -----------
(LOC Dexia Credit)
                                                                                                   5,185,000
                                                                                                 -----------
KENTUCKY - 3.3%
Carroll County Kentucky Solid Waste                              1,500,000                         1,500,000
Disposal Revenue, 3.58%, 5/1/31, AMT,
(LOC Bank of America N.A.)

Ohio County Kentucky Pollution                                   2,200,000                         2,200,000
Control Revenue, 3.55%, 6/1/13, (Credit                                                          -----------
Support AMBAC, SPA Dexia Credit)
                                                                                                   3,700,000
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
LOUISIANA - 0.9%
Louisiana Public Facilities Authority                            1,000,000                         1,000,000
Revenue, 3.63%, 7/1/21, (LOC J.P.                                                                -----------
Morgan Chase Bank)

MISSOURI - 0.9%
Missouri State Health & Educational                              1,000,000                         1,000,000
Facilities Authority Revenue, Series C-4,                                                        -----------
3.51%, 6/1/33, (Credit Support FSA,
SPA Citibank N.A.)

NEW MEXICO - 0.4%
Farmington New Mexico Hospital                                     500,000                           500,000
Revenue, 3.64%, 6/1/28, (LOC Bank of                                                             -----------
Nova Scotia)

NEW YORK - 1.1%
New York City Transitional Finance                               1,190,000                         1,190,000
Authority, 3.72%, 8/1/31, (SPA Helaba)                                                           -----------

NORTH CAROLINA - 5.3%
New Hanover County Hospital Revenue,                             1,200,000                         1,200,000
3.50%, 10/1/23, (Credit Support FSA,
SPA Wachovia Bank N.A.)

North Carolina Medical Care                                      4,700,000                         4,700,000
Community Hospital Revenue, 3.54%,                                                               -----------
12/1/25, (Credit Support MBIA, SPA
KBC Bank N.V.)
                                                                                                   5,900,000
                                                                                                 -----------
OHIO - 1.0%
Westlake Ohio Health Care Facility,                              1,100,000                         1,100,000
3.63%, 12/1/35, (LOC National City Bank)                                                         -----------

OKLAHOMA - 1.4%
Tulsa Oklahoma Airports Improvement                              1,600,000                         1,600,000
Travel Special Facilities Revenue, 3.57%,                                                        -----------
8/1/18, AMT, (LOC Landesbank Hessen)

OREGON - 0.9%
Oregon State Health Housing                                      1,000,000                         1,000,000
Educational & Cultural Facilities                                                                -----------
Authority, 3.64%, 3/1/33, (LOC Keybank N.A.)

PENNSYLVANIA - 9.6%
Dallastown Pennsylvania Area School                              4,115,000                         4,115,000
District, 3.63%, 5/1/20, (Credit Support
FGIC, SPA BNP Paribas)

Emmaus Pennsylvania General Authority                              500,000                           500,000
Revenue, Subseries E-20, 3.53%, 3/1/24,
(LOC Depfa Bank plc)

Emmaus Pennsylvania General Authority                              560,000                           560,000
Revenue, Subseries G-19, 3.53%, 3/1/24,
(LOC Depfa Bank plc)

Emmaus Pennsylvania General Authority                            4,000,000                         4,000,000
Revenue, Subseries H-20, 3.53%, 3/1/24,
(LOC Depfa Bank plc)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Philadelphia Pennsylvania Hospitals &                              800,000                           800,000
Higher Education Facilities Revenue,
Temple University Health, Series A,
3.63%, 7/1/27, (LOC Wachovia Bank N.A.)

Philadelphia Pennsylvania Hospitals &                              800,000                           800,000
Higher Education Facilities Revenue,                                                             -----------
Temple University Health, Series B,
3.60%, 7/1/21, (LOC PNC Bank N.A.)
                                                                                                  10,775,000
                                                                                                 -----------
SOUTH CAROLINA - 0.9%
Florence County South Carolina Solid                             1,000,000                         1,000,000
Waste Disposal & Wastewater Treatment,                                                           -----------
3.79%, 4/1/26, AMT, (LOC Deutsche Bank A.G.)

TENNESSEE - 4.5%
Metropolitan Government Nashville &                                800,000                           800,000
Davidson County Industrial Development,
3.50%, 2/15/34, (Credit Support FNMA)

Montgomery County Tennessee Public                               1,300,000                         1,300,000
Building Authority Pooled Financing
Revenue, 3.73%, 4/1/32, (LOC Bank of
America N.A.)

Sevier County Tennessee Public                                     550,000                           550,000
Building Authority, 3.71%, 6/1/20,
(Credit Support FSA, SPA J.P. Morgan
Chase Bank)

Sevier County Tennessee Public                                   1,000,000                         1,000,000
Building Authority, 3.71%, 6/1/24,
(Credit Support AMBAC, SPA J.P.
Morgan Chase Bank)

Sevier County Tennessee Public                                   1,400,000                         1,400,000
Building Authority, 3.71%, 6/1/27,                                                               -----------
(Credit Support AMBAC, SPA J.P.
Morgan Chase Bank)
                                                                                                   5,050,000
                                                                                                 -----------
TEXAS - 8.2%
Gulf Coast Waste Disposal Authority                              5,000,000                         5,000,000
Texas Environmental Facilities Revenue,
3.75%, 6/1/30, AMT

Harris County Health Facilities                                  2,300,000                         2,300,000
Development Corporate Revenue, 3.73%,
9/1/31, (Credit Support MBIA, SPA
Chase Manhattan Bank)

Tom Green County Texas Health                                    1,900,000                         1,900,000
Facilities Development Corp., 3.50%,                                                             -----------
12/1/15, (LOC Morgan Guaranty)
                                                                                                   9,200,000
                                                                                                 -----------
UTAH - 1.3%
Intermountain Power Agency Supply                                1,400,000                         1,400,000
Revenue, 3.50%, 7/1/23, (Credit Support                                                          -----------
FGIC, SPA Citibank N.A.)

WASHINGTON - 1.3%
Washington State Health Care Facilities                          1,500,000                         1,500,000
Authority Revenue, 3.60%, 11/15/26,                                                              -----------
(LOC Citibank N.A.)
TOTAL VARIABLE RATE DEMAND NOTES* (COST $94,385,000)                                              94,385,000
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------

TAX-FREE NOTES AND COMMERCIAL PAPER - 8.1%
CALIFORNIA - 1.8%
California Pollution Control Financing                           2,000,000                         1,999,270
Authority Pollution Control Revenue,                                                             -----------
3.50%, 12/1/23, AMT, (Credit Support FGIC)

FLORIDA - 0.9%
Pinellas County Educational Facility                             1,000,000                         1,000,000
Authority, 3.57%, 2/20/07, (LOC First                                                            -----------
Union National Bank)

MICHIGAN - 1.8%
Michigan Municipal Bond Authority Revenue,                       2,000,000                         2,010,870
4.50%, 8/20/07, (LOC Bank of Nova Scotia)                                                        -----------

MISSOURI - 0.9%
Kansas City Missouri Passenger                                   1,000,000                         1,002,209
Facilities Charge Revenue, 5.00%, 4/1/07,                                                        -----------
AMT, (Credit Support MBIA)

NEW JERSEY - 1.4%
New Jersey Economic Development                                  1,500,000                         1,514,902
Authority Market Transition Facility                                                             -----------
Revenue, 6.00%, 7/1/07, (Credit Support MBIA)

NEW YORK - 1.3%
New York City Transitional Finance                               1,500,000                         1,504,482
Authority, 4.25%, 6/29/07                                                                        -----------
TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $9,031,733)                                        9,031,733
                                                                                                 -----------

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity Funds MuniFund                               2,258,967                         2,258,967
Portfolio Institutional Shares, 3.44%, (a)

Federated Tax-Free Obligations Fund                                    626                               626
Institutional Shares, 3.44% (a)                                                                  -----------

TOTAL INVESTMENT COMPANIES (COST $2,259,593)                                                       2,259,593
                                                                                                 -----------

TOTAL INVESTMENTS (COST $105,676,326) - 94.4%                                                    105,676,326
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented represents the rate in effect on January 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corp.
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Limited Co.
SPA - Standby Purchase Agreement

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 82.3%
FEDERAL FARM CREDIT BANK - 28.1%
5.25%, 2/12/07 *                                               100,000,000                        99,999,555
5.25%, 2/12/07 *                                                20,000,000                        20,000,183
5.23%, 5/23/07 *                                                50,000,000                        49,997,010
5.285%, 7/9/07 (a)                                              36,722,000                        35,901,490
5.275%, 7/12/07 (a)                                             55,465,000                        54,205,145
5.28%, 7/19/07 (a)                                              70,550,000                        68,878,482
5.285%, 7/20/07 (a)                                             30,000,000                        29,284,144
5.295%, 8/2/07 (a)                                              71,000,000                        69,175,844
5.30%, 8/3/07 (a)                                               43,734,000                        42,604,198
5.23%, 11/14/07 *                                               50,000,000                        49,993,893
5.175%, 4/1/08 *                                               150,000,000                       149,953,241
5.23%, 5/27/08 *                                                50,000,000                        49,989,882
5.22%, 11/24/08 *                                               50,000,000                        49,986,578
                                                                                               -------------
                                                                                                 769,969,645
                                                                                               -------------
FEDERAL HOME LOAN BANK - 53.2%
5.02%, 2/1/07 (a)                                              200,000,000                       200,000,000
4.875%, 2/15/07                                                 22,245,000                        22,240,929
5.375%, 2/15/07                                                 18,595,000                        18,595,033
5.31%, 2/28/07 (a)                                              44,928,000                        44,755,813
5.22%, 4/4/07 *                                                188,700,000                       188,688,104
5.24%, 5/2/07 *                                                100,000,000                        99,998,683
5.23%, 8/10/07 *                                                75,000,000                        74,984,942
4.75%, 8/17/07                                                  58,405,000                        58,242,543
5.25%, 8/21/07                                                  50,000,000                        49,999,695
5.40%, 10/26/07                                                 50,000,000                        50,000,000
5.20%, 1/17/08 *                                               300,000,000                       299,878,185
5.21%, 3/19/08 *                                               100,000,000                        99,956,247
5.19%, 5/28/08 *                                               100,000,000                        99,929,691
5.20%, 10/10/08 *                                               50,000,000                        49,972,735
5.20%, 10/24/08 *                                              100,000,000                        99,946,128
                                                                                               -------------
                                                                                               1,457,188,728
                                                                                               -------------
FEDERAL HOME LOAN MORTGAGE CORP. - 1.0%
2.375%, 2/15/07                                                 26,359,000                        26,329,569
                                                                                               -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $2,253,487,942)                  2,253,487,942
                                                                                               -------------

REPURCHASE AGREEMENTS - 17.7%
Goldman Sachs, 5.25%,                                          200,000,000                       200,000,000
purchased on 1/31/07, due 2/1/07 with a
maturity value of $200,029,166.67
(Collateralized fully by various U.S.
Government Obligations)

Lehman Brothers, 5.10%,                                        184,644,000                       184,644,000
purchased on 1/31/07, due 2/1/07 with a
maturity value of $184,670,157.90
(Collateralized fully by various U.S.
Government Obligations)

                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Morgan Stanley Dean Witter, 5.25%,                             100,000,000                       100,000,000
purchased on 1/31/07, due 2/1/07                                                               -------------
with a maturity value of $100,014,583.33
(Collateralized fully by various U.S.
Government Obligations)
TOTAL REPURCHASE AGREEMENTS (COST $484,644,000)                                                  484,644,000
                                                                                               -------------

TOTAL INVESTMENTS (COST $2,738,131,942) - 100.0%                                               2,738,131,942
                                                                                               =============

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Discount note. Rate presented represents the effective yield at time of purchase.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented represents the rate in effect on January 31, 2007. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
U.S. TREASURY BILLS* - 99.1%
4.96%, 2/1/07                                                   24,766,000                        24,766,000
5.02%, 2/8/07                                                   28,635,000                        28,607,389
4.99%, 2/15/07                                                  26,852,000                        26,800,484
5.00%, 2/22/07                                                  30,000,000                        29,913,594
4.89%, 3/1/07                                                   39,863,000                        39,712,618
4.91%, 3/8/07                                                   48,995,000                        48,763,706
4.86%, 3/15/07                                                  29,000,000                        28,837,532
4.88%, 3/22/07                                                  40,000,000                        39,737,306
4.90%, 3/29/07                                                  40,000,000                        39,698,844
5.00%, 4/5/07                                                   40,321,000                        39,972,490
5.00%, 4/12/07                                                  35,600,000                        35,257,770
5.04%, 4/19/07                                                  35,168,000                        34,793,480
5.05%, 4/26/07                                                  25,000,000                        24,708,917
5.07%, 5/3/07                                                   24,700,000                        24,387,757
                                                                                                 -----------
TOTAL U.S. TREASURY BILLS (COST $465,957,887)                                                    465,957,887
                                                                                                 -----------

U.S. TREASURY NOTES* - 6.4%
3.375%, 2/28/07                                                 30,000,000                        29,963,269
                                                                                                 -----------
TOTAL U.S. TREASURY NOTES (COST $29,963,269)                                                      29,963,269
                                                                                                 -----------

TOTAL INVESTMENTS (COST $495,921,156) - 105.5%                                                   495,921,156
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

* Discount note. Rate presented represents the effective yield at time of purchase.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 51.0%
FEDERAL HOME LOAN MORTGAGE CORP.  - 10.6%
Pool #1B2655, 4.15%, 12/1/34, (a)                                1,424,758                         1,418,054
Pool #1J1313, 6.57%, 6/1/36, (a)                                 1,910,572                         1,929,977
Pool #C00368, 8.50%, 10/1/24                                        32,877                            35,204
Pool #C00922, 8.00%, 2/1/30                                        208,806                           219,548
Pool #C54447, 7.00%, 7/1/31                                         39,259                            40,492
Pool #C60712, 6.50%, 11/1/31                                       623,027                           637,548
Pool #C80387, 6.50%, 4/1/26                                         32,601                            33,423
Pool #D62926, 6.50%, 8/1/25                                         20,239                            20,711
Pool #G01317, 7.00%, 10/1/31                                       165,879                           171,088
TBA February, 5.50%, 2/15/37                                     1,500,000                         1,476,093
TBA March, 6.00%, 3/15/36                                        1,900,000                         1,906,532
TBA March, 5.50%, 3/15/37                                        4,450,000                         4,377,687
                                                                                                 -----------
                                                                                                  12,266,357
                                                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.9%
Pool #253438, 8.50%, 9/1/30                                         50,636                            54,389
Pool #329530, 7.00%, 12/1/25                                        82,906                            85,547
Pool #329655, 7.00%, 11/1/25                                        40,285                            41,568
Pool #356905, 7.41%, 10/1/36, (a)                                  201,378                           204,070
Pool #398958, 6.50%, 10/1/12                                        66,029                            67,519
Pool #535332, 8.50%, 4/1/30                                         46,959                            50,417
Pool #535440, 8.50%, 8/1/30                                         54,082                            58,091
Pool #548965, 8.50%, 7/1/30                                         55,272                            59,369
Pool #568486, 7.00%, 1/1/31                                         39,701                            40,962
Pool #573752, 8.50%, 2/1/31                                         45,522                            48,896
Pool #575328, 6.50%, 4/1/31                                         50,329                            51,500
Pool #872138, 6.00%, 9/1/36                                      1,284,966                         1,289,183
TBA February, 5.00%, 2/15/37                                     1,050,000                         1,007,344
TBA March, 5.00%, 3/15/21                                        1,210,000                         1,183,153
TBA March, 5.50%, 3/1/35                                         5,610,000                         5,515,331
TBA March, 6.00%, 3/1/36                                         2,900,000                         2,909,063
TBA March, 6.50%, 3/1/36                                         1,910,000                         1,941,038
TBA March, 5.00%, 3/15/36                                        6,320,000                         6,063,250
                                                                                                 -----------
                                                                                                  20,670,690
                                                                                                 -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.2%
Pool #346406, 7.50%, 2/15/23                                        52,760                            55,030
Pool #412530, 7.50%, 12/15/25                                       84,495                            88,259
Pool #781300, 7.00%, 6/15/31                                       155,707                           161,070
TBA March, 6.00%, 3/1/34                                         1,080,000                         1,089,786
                                                                                                 -----------
                                                                                                   1,394,145
                                                                                                 -----------
U.S. TREASURY BONDS - 5.8%
4.50%, 2/15/36                                                   7,210,000                         6,739,100
                                                                                                 -----------

U.S. TREASURY INFLATION PROTECTED BONDS - 0.5%
2.50%, 7/15/16                                                     550,000                           553,891
                                                                                                 -----------

U.S. TREASURY NOTES - 15.0%
4.875%, 5/31/08                                                  1,650,000                         1,647,035
5.125%, 6/30/08                                                    350,000                           350,547
4.875%, 10/31/08                                                   800,000                           798,718
4.50%, 2/15/09                                                   1,550,000                         1,537,225
4.625%, 12/31/11                                                 1,165,000                         1,154,715
4.75%, 1/31/12                                                     445,000                           443,679
4.25%, 8/15/14                                                   3,800,000                         3,663,139
4.625%, 11/15/16                                                 7,970,000                         7,846,712
                                                                                                 -----------
                                                                                                  17,441,770
                                                                                                 -----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $59,514,742)                        59,065,953
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
CORPORATE OBLIGATIONS - 20.4%
BANKS - 0.3%
JP Morgan Chase Bank NA, 2.53%, 1/3/12 (b) **                      845,000                           366,850
                                                                                                 -----------

BUILDING PRODUCTS - 1.8%
Black & Decker, 5.75%, 11/15/16                                    850,000                           839,923
Masco Corp., 6.125%, 10/3/16                                     1,200,000                         1,209,010
                                                                                                 -----------
                                                                                                   2,048,933
                                                                                                 -----------

COLLEGES & UNIVERSITIES - 1.9%
Tulane University of Louisiana, 6.17%,                           2,200,000                         2,200,000
11/15/12, (a) (c)                                                                                -----------

ELECTRIC - 0.9%
Progress Energy, Inc., 5.77%, 11/14/08,                          1,000,000                         1,002,038
Callable 11/14/06 @ 100 (a)                                                                      -----------

FINANCE - 7.3%
Ford Motor Credit Corp., 5.80%, 1/12/09                          1,250,000                         1,226,764

General Motors Acceptance Corp.,                                 2,250,000                         2,219,235
4.375%, 12/10/07

International Lease Finance Corp.,                               1,000,000                         1,007,272
5.69%, 7/1/11, (a)

JP Morgan Chase & Co., 5.49%, 5/16/11 (a)                        2,000,000                         2,001,609

Preferred Term Securities Ltd., 8.79%,                             895,548                         1,014,209
9/15/30, Callable 9/15/10 @ 104.395 (c)

Preferred Term Securities XXII Ltd.,                             1,100,000                         1,101,375
5.70%, 9/22/36, Callable 6/22/11 @ 100 (a) (c)                                                   -----------

                                                                                                   8,570,464
                                                                                                 -----------
HOTELS & LODGING - 0.5%
Wyndham Worldwide, 6.00%, 12/1/16 (c)                              600,000                           591,648
                                                                                                 -----------

OFFICE EQUIPMENT & SERVICES - 1.3%
Xerox Corp., 6.11%, 12/18/09, (a)                                  550,000                           555,500

Xerox Corp., 6.875%, 8/15/11                                       950,000                           985,625
                                                                                                 -----------
                                                                                                   1,541,125
                                                                                                 -----------
RESTAURANTS, LODGING & HOSPITALITY - 0.4%
Aramark Corp., 8.50%, 2/1/15, Callable                             450,000                           460,688
2/1/11 @ 104.25 (c)                                                                              -----------

RETAIL - 1.9%
Federated Retail Holdings, Inc., 5.90%, 12/1/16                    900,000                           896,594

Home Depot, Inc., 5.49%, 12/16/09 (a)                            1,250,000                         1,251,420
                                                                                                 -----------
                                                                                                   2,148,014
                                                                                                 -----------
TELECOMMUNICATIONS - 2.8%
AOL Time Warner, Inc., 7.70%, 5/1/32                               500,000                           565,394

AT&T, Inc., 5.10%, 9/15/14                                       1,150,000                         1,112,342

Time Warner Entertainment Co.,                                   1,300,000                         1,527,368
8.375%, 3/15/23                                                                                  -----------

                                                                                                   3,205,104
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
TRANSPORTATION - 1.3%
Burlington Northern Santa Fe Railway                               298,615                           332,305
Co., 7.57%, 1/2/21

Union Pacific Corp., 6.85%, 1/2/19                               1,161,581                         1,231,450
                                                                                                 -----------
                                                                                                   1,563,755
                                                                                                 -----------
TOTAL CORPORATE OBLIGATIONS (COST $23,636,818)                                                    23,698,619
                                                                                                 -----------

ASSET BACKED SECURITIES - 18.3%
Americredit Auto Receivables Trust                                 438,897                           436,043
Series 2004-DF, Class A3, 2.98%, 7/6/09

Americredit Auto Receivables Trust                               1,888,558                         1,880,211
Series 2005-CF, Class A3, 4.47%, 5/6/10

Asset Backed Funding Certificates Series                           738,743                           723,847
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital Auto Receivables Asset Trust                             1,080,301                         1,078,761
Series 2006-1, Class A2A, 5.03%, 9/15/08

Capital One Auto Finance Trust Series                              600,000                           600,246
2006-B, Class A2, 5.53%, 5/15/09

Citigroup Mortgage Loan Trust, Inc.,                               532,813                           528,814
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Asset-Backed Certificates                            1,060,000                         1,051,686
Series 2006-S4, Class A3, 5.80%, 7/25/34

GE Business Loan Trust Series                                    1,510,482                         1,509,706
2006-2A, Class A, 5.50%, 11/15/34 (a) (c)

GE Equipment Small Ticket LLC Series                             2,000,000                         1,990,147
2005-2A, Class A3, 4.88%, 10/22/09 (c)

GMAC Mortgage Corp. Loan Trust                                     900,000                           900,350
Series 2006-HE3, Class A3, 5.805%, 10/25/36

GSAA Home Equity Trust Series                                      870,000                           872,861
2006-15, Class AF3A, 5.88%, 9/25/36

MBNA Credit Card Master Note Trust                               2,000,000                         2,001,250
Series 2006-A4, Class A4, 5.31%, 9/15/11 (a)

Nomura Asset Acceptance Corp. Series                               750,000                           745,763
2006-AP1, Class A2, 5.515%, 2/25/36

SLM Student Loan Trust Series                                    1,548,641                         1,551,937
2003-12, Class A3, 5.48%, 12/15/15 (a)

SLM Student Loan Trust Series 2005-A,                            2,154,362                         2,154,103
Class A1, 5.40%, 6/15/18, (a)

Target Credit Card Master Trust Series                           3,200,000                         3,201,790
2002-1, Class A, 5.49%, 6/27/11, (a)                                                             -----------

TOTAL ASSET BACKED SECURITIES (COST $21,235,604)                                                  21,227,515
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.0%
Banc of America Mortgage Securities                              1,100,000                         1,083,177
Series 2005-D, Class 2A4, 4.78%, 5/25/35 (a)

Countrywide Home Loans Series                                    1,076,227                         1,085,260
2003-8, Class A2, 5.82%, 5/25/18, (a)

Countrywide Home Loans Series                                    1,432,207                         1,426,970
2005-HYB8, Class 2A1, 5.31%, 12/20/35 (a)

Deutsche Mortgage Securities, Inc., Series                       1,023,197                         1,015,010
2006-WF1, Class 1A1, 5.05%, 6/26/35 (a)

Fannie Mae IO Series 2000-16, Class                                 51,309                             2,361
PS, 3.28%, 10/25/29 (d)

Fannie Mae IO Series 2000-32, Class                                 12,713                               289
SV, 3.28%, 3/18/30 (d)

Fannie Mae IO Series 2001-4, Class SA,                             257,162                            16,001
2.23%, 2/17/31 (d)

Fannie Mae IO Series 270, Class 2,                                  53,219                            12,360
8.50%, 9/1/23 (d)

Fannie Mae IO Series 296, Class 2,                                  63,419                            14,303
8.00%, 4/1/24 (d)

Fannie Mae IO Series 306, Class IO,                                 75,827                            18,484
8.00%, 5/1/30 (d)

FHA Weyerhauser, 7.43%, 1/1/24 (e) (f)                              33,721                            33,721

Freddie Mac IO Series 1534, Class K,                               164,263                             6,500
2.025%, 6/15/23 (d)

Freddie Mac IO Series 2141, Class SD,                              129,779                            12,050
2.80%, 4/15/29 (d)

Freddie Mac IO Series 2247, Class SC,                               76,141                             2,305
2.15%, 8/15/30 (d)

Freddie Mac Reference Remic Series                               1,632,738                         1,640,483
R008, Class FK, 5.72%, 7/15/23 (a)

Freddie Mac Series 2962, Class CJ,                               1,779,784                         1,777,940
5.50%, 11/15/23

Freddie Mac Series 3212, Class BK,                                 900,000                           863,238
5.50%, 9/15/36

Government National Mortgage                                        71,467                             5,196
Association IO Series 1999-30, Class S,
3.28%, 8/16/29 (d)

Government National Mortgage                                        93,154                             5,425
Association IO Series 1999-30, Class SA,
2.68%, 4/16/29 (d)

Government National Mortgage                                         9,990                                85
Association IO Series 1999-32, Class SB,
2.65%, 7/16/27 (d)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
J.P. Morgan Alternative Loan Trust                               2,044,703                         2,035,693
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                               1,439,958                         1,447,906
Series 2006-3AR, Class 2A3, 5.89%, 3/25/36 (a)

Residential Asset Securitization Trust                             672,111                           674,738
Series 2006-A1, Class 1A3, 6.00%, 4/25/36

Residential Asset Securitization Trust,                          1,892,299                         1,898,126
Series 2003-A15, Class 1A2, 5.77%, 2/25/34 (a)                                                   -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $15,140,076)                                      15,077,621
                                                                                                 -----------

COMMERCIAL MORTGAGE BACKED SECURITIES - 10.6%
Bear Stearns Commercial Mortgage                                 1,100,000                         1,100,222
Securities Series 2006-T24, Class A4,
5.54%, 10/12/41

Citigroup Commercial Mortgage Trust                              1,100,000                         1,097,148
Series 2006-C5, Class A2, 5.38%, 10/15/49

Citigroup/Deutsche Bank Commercial                               1,100,000                         1,103,943
Mortgage Series 2006-CD3, Class A2,
5.56%, 10/15/48

Commercial Mortgage Pass-Through                                   534,071                           534,204
Certificate Series 2005-FL11, Class A1,
5.47%, 11/15/17 (a) (c)

Commercial Mortgage Pass-through                                 2,195,894                         2,195,884
Certificate Series 2006-FL12, Class A2,
5.42%, 12/15/20 (a) (c)

CWCapital Cobalt Series 2006-C1,                                 1,232,000                         1,216,053
Class A2, 5.17%, 8/15/48

DLJ Mortgage Acceptance Corp. IO                                   156,616                             1,390
Series 1997-CF1, Class S, 0.86%,
5/15/30 (d) (e)

GMAC Commercial Mortgage                                         1,331,169                         1,372,444
Securities, Inc. Series 1999-C3, Class A2,
7.18%, 8/15/36

GS Mortgage Securities Corp. IO Series                             359,232                             1,372
1997-GL, Class X2, 0.82%, 7/13/30 (d)(e)

LB-UBS Commercial Mortgage Trust                                    11,466                            11,471
Series 2000-C3, Class A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                 1,100,000                         1,088,129
Series 2006-C6, Class A4, 5.37%, 9/15/39

LB-UBS Commercial Mortgage Trust                                   650,000                           647,143
Series 2006-C7, Class A2, 5.30%, 11/15/38

Morgan Stanley Capital I Series                                  1,000,000                           985,249
2006-HQ10, Class A4, 5.33%, 11/12/41

Washington Mutual Commercial                                       996,936                           990,326
Mortgage Securities Trust Series                                                                 -----------
2006-SL1, Class A, 5.30%, 11/23/43 (a) (c)

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $12,444,747)                                    12,344,978
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
FOREIGN BONDS - 8.4%
BRITISH VIRGIN ISLANDS - 0.6%
C10 Capital SPV Ltd., 6.72%,                                       450,000                           447,143
12/31/49, Callable 12/31/16 @ 100 (c)

C5  Capital SPV Ltd., 6.195%,                                      200,000                           197,548
12/31/47, Callable 12/31/11 @ 100 (a) (c)                                                        -----------

                                                                                                     644,691
                                                                                                 -----------
CANADA - 2.0%
ConocoPhillips Canada Corp., 5.625%, 10/15/16                    1,700,000                         1,701,723

Nova Chemicals Corp., 6.50%, 1/15/12                               600,000                           567,000
                                                                                                 -----------
                                                                                                   2,268,723
                                                                                                 -----------
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill,                                  300,000                           274,323
13.00%, 10/22/07 (b) (c)                                                                         -----------

ICELAND - 1.9%
Glitnir Banki HF, 5.83%, 1/18/12 (a) (c)                         1,000,000                           997,043

Kaupthing Bank, 6.06%, 1/15/10 (a) (c)                             500,000                           503,404

Kaupthing Bank, 5.75%, 10/4/11 (c)                                 750,000                           749,084
                                                                                                 -----------
                                                                                                   2,249,531
                                                                                                 -----------
ISRAEL - 0.5%
State of Israel, 5.50%, 11/9/16, **                                600,000                           589,997
                                                                                                 -----------

KOREA - 1.2%
Citibank Korea Inc., 4.68%, 6/18/13,                             1,400,000                         1,388,197
Callable 6/18/08 @ 100 (a)                                                                       -----------

NETHERLANDS - 0.2%
ING Bank NV, 1.41%, 1/1/14, (c) **                                 600,000                           253,969
                                                                                                 -----------

UNITED KINGDOM - 1.8%
Barclays Bank plc, 5.93%, 12/15/16, (c)                            700,000                           705,264

Granite Master Issuer plc Series 2005-4,                         1,400,000                         1,400,540
                                                                                                 -----------
Class A3, 5.445%, 12/20/54, (a)                                                                    2,105,804
                                                                                                 -----------
TOTAL FOREIGN BONDS (COST $9,755,754)                                                              9,775,235
                                                                                                 -----------

INVESTMENT COMPANIES - 0.8%
HSBC Investor Money Market Fund                                    969,754                           969,754
Class I Shares, 5.23%, (g) *                                                                     -----------

TOTAL INVESTMENT COMPANIES (COST $969,754)                                                           969,754
                                                                                                 -----------

TOTAL INVESTMENTS (COST $142,697,495) - 122.5%                                                   142,159,675
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Discount note. Rate presented indicates the effective yield at time of purchase.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(d) Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on January 31, 2007. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.

(f) Security was fair valued as of January 31, 2007. Represents 0.03% of net assets.

(g) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.


*   Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.


AMBAC - American Municipal Bank Assurance Corp.
IO - Interest-Only security. Represents 0.08% of net assets.
LOC - Letter of Credit.
TBA - Security was traded on a "to be announced" basis. Represents 23.66% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR HIGH YIELD FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
CORPORATE OBLIGATIONS - 95.9%
ADVERTISING SERVICES - 2.5%
Iron Mountain, Inc., 8.625%, 4/1/13,                               100,000                           102,750
Callable 4/01/06 @ 104.313

R.H. Donnelley Corp., 6.875%,                                       90,000                            86,175
1/15/13, Callable 1/15/09 @ 103.438

R.H. Donnelley Corp., 6.875%,                                      100,000                            95,750
1/15/13, Callable 1/15/09 @ 103.438                                                               ----------

                                                                                                     284,675
                                                                                                  ----------
AEROSPACE & DEFENCE - 1.3%
DRS Technologies, Inc., 7.625%,                                    100,000                           101,750
2/1/18, Callable 2/01/11 @ 103.813

Transdigm, Inc., 7.75%, 7/15/14,                                    50,000                            50,500
Callable 7/15/09 @ 105.813 (a)                                                                    ----------

                                                                                                     152,250
                                                                                                  ----------
APPAREL MANUFACTURERS - 1.7%
Levi Strauss & Co., 8.875%, 4/1/16,                                 50,000                            52,250
Callable 4/01/11 @ 104.44

Quiksilver, Inc., 6.875%, 4/15/15,                                 150,000                           146,625
Callable 4/15/10 @ 103.44                                                                         ----------

                                                                                                     198,875
                                                                                                  ----------
AUTO MANUFACTURERS - 2.1%
General Motors Corp., 7.125%, 7/15/13                              175,000                           169,750

Goodyear Tire & Rubber Co., 8.625%,                                 25,000                            26,313
12/1/11, Callable 12/01/09 @ 104.313 (a)

United Auto Group, Inc., 7.75%,                                     50,000                            50,250
12/15/16, Callable 12/15/11 @ 103.875 (a)                                                         ----------

                                                                                                     246,313
                                                                                                  ----------
BUILDING & CONSTRUCTION PRODUCTS - 3.1%
Ainsworth Lumber Co. Ltd., 7.25%,                                  150,000                           118,500
10/1/12, Callable 10/01/08 @ 103.63

Interline Brands, Inc., 8.125%, 6/15/14,                            50,000                            51,125
Callable 6/15/10 @ 104.06

Ply Gem Industries, Inc., 9.00%,                                   150,000                           135,000
2/15/12, Callable 2/18/08 @ 104.50

U.S. Concrete, Inc., 8.375%, 4/1/14,                                50,000                            49,875
Callable 4/01/09 @ 104.188                                                                        ----------

                                                                                                     354,500
                                                                                                  ----------
CABLE TELEVISION - 3.1%
Barrington Broadcasting Co., 10.50%,                                50,000                            51,563
8/15/14, Callable 8/15/10 @ 105.25 (a)

Cablevision Systems Corp., 8.00%, 4/15/12                          100,000                           100,875

Mediacom LLC, 7.875%, 2/15/11,                                     200,000                           200,750
Callable 2/15/06 @ 103.938                                                                        ----------

                                                                                                     353,188
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
CHEMICALS - 4.2%
Georgia Gulf Corp., 9.50%, 10/15/14,                                75,000                            74,250
Callable 10/15/10 @ 104.75 (a)

Huntsman International LLC, 7.875%,                                 35,000                            36,050
11/15/14, Callable 11/15/10 @103.94 (a)

JohnsonDiversey, Inc., 9.625%, 5/15/12,                            100,000                           104,875
Callable 5/15/07 @ 104.813

Lyondell Chemical Co., 8.00%,                                       25,000                            26,000
9/15/14, Callable 9/15/10 @ 104

Lyondell Chemical Co., 8.25%,                                       25,000                            26,500
9/15/16, Callable 9/15/11 @ 104.125

Millennium America, Inc., 9.25%, 6/15/08                            25,000                            26,000

Mosaic Co., 7.625%, 12/1/16, Callable                               25,000                            25,563
12/01/11 @ 103.813 (a)

PQ Corp., 7.50%, 2/15/13, Callable                                 150,000                           149,249
02/15/09 @ 103.75

Terra Capital, Inc., 7.00%, 2/1/17,                                 15,000                            14,775
Callable 2/01/12 @ 103.5 (a)                                                                      ----------

                                                                                                     483,262
                                                                                                  ----------
COMPUTER SERVICES - 0.6%
Activant Solutions Holdings, Inc.,                                  50,000                            48,500
9.50%, 5/1/16, Callable 5/01/11 @ 104.75 (a)

Compucom Systems, Inc., 12.00%,                                     25,000                            25,875
11/1/14, Callable 11/01/10 @ 106 (a)                                                              ----------

                                                                                                      74,375
                                                                                                  ----------
CONTAINERS - PAPER AND PLASTIC - 2.4%
Solo Cup Co., 8.50%, 2/15/14, Callable                             150,000                           131,250
2/15/09 @ 104.25

Stone Container Finance Co. of Canada,                             150,000                           143,250
7.375%, 7/15/14, Callable 7/15/09 @ 103.688                                                       ----------

                                                                                                     274,500
                                                                                                  ----------
COSMETICS - 0.2%
Chattem, Inc., 7.00%, 3/1/14, Callable                              25,000                            24,688
3/01/09 @ 103.5                                                                                   ----------

DISTRIBUTION & WHOLESALE - 1.1%
Baker & Taylor, Inc., 11.50%, 7/1/13,                              100,000                           103,500
Callable 7/01/10 @ 105.75 (a)

Pilgrim's Pride Corp., 8.375%, 5/1/17,                              25,000                            24,625
Callable 5/01/12 @ 104.188                                                                        ----------

                                                                                                     128,125
                                                                                                  ----------
DIVERSIFIED OPERATIONS - 1.1%
Bombardier, Inc., 8.00%, 11/15/14,                                  25,000                            25,813
Callable 11/15/10 @ 104 (a)

Snoqualmie Entertainment Authority,                                 25,000                            25,156
9.15%, 2/1/14, Callable 2/01/09 @ 103 (a) (b)

Susser Holdings, 10.625%, 12/15/13,                                 72,000                            78,480
Callable 12/15/09 @ 105.313                                                                       ----------

                                                                                                     129,449
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
EDUCATION - 0.5%
Education Management LLC, 8.75%,                                    25,000                            26,250
6/1/14, Callable 6/01/10 @ 104.375

Education Management LLC, 10.25%,                                   25,000                            26,875
6/1/16, Callable 6/01/11 @ 105.13                                                                 ----------

                                                                                                      53,125
                                                                                                  ----------
ELECTRIC - 1.7%
AES Corp., 7.75%, 3/1/14                                            60,000                            63,150

Baldor Electic Co., 8.625%, 2/15/17,                                25,000                            25,813
Callable 2/15/12 @ 104.313

CMS Energy Corp., 6.875%, 12/15/15                                 100,000                           103,000
                                                                                                  ----------
                                                                                                     191,963
                                                                                                  ----------
ENERGY - 3.0%
Copano Energy LLC, 8.125%, 3/1/16,                                  80,000                            82,400
Callable 3/01/11 @ 104.06

Massey Energy Co., 6.875%, 12/15/13,                               100,000                            92,500
Callable 12/15/09 @ 103.44

Mirant North America LLC, 7.375%,                                   50,000                            51,000
12/31/13, Callable 12/31/09 @ 103.688

Regency Energy Partners, 8.375%,                                    25,000                            25,063
12/15/13, Callable 12/15/10 @ 104.188 (a)

Williams Cos., 6.375%, 10/1/10 (a)                                 100,000                           100,500
                                                                                                  ----------
                                                                                                     351,463
                                                                                                  ----------
FINANCE - 9.6%
Basell AF SCA, 8.375%, 8/15/15,                                    150,000                           154,875
Callable 8/15/10 @ 104.188 (a)

CCM Merger, Inc., 8.00%, 8/1/13,                                   150,000                           149,063
Callable 8/01/09 @ 104 (a)

Crystal U.S. Holdings Corp., 0.00%,                                150,000                           130,500
10/1/14, Rate set to step up to 10.5% on
10/1/09, Callable 10/01/09 @ 105.25 (c)

Ford Motor Credit Co., 7.375%, 10/28/09                            250,000                           251,584

Ford Motor Credit Co., 7.375%, 2/1/11                               50,000                            49,383

General Motors Acceptance Corp.,                                   300,000                           304,886
6.875%, 8/28/12

Nalco Finance Holdings, Inc., 0.00%,                                75,000                            62,250
2/1/14, Rate set to step up to 9.0% on                                                            ----------
2/1/09, Callable 2/01/09 @ 104.5 (c)
                                                                                                   1,102,541
                                                                                                  ----------
GAMBLING - 6.5%
Choctaw Resort Development                                          48,000                            48,720
Entertainment, 7.25%, 11/15/19, Callable
11/15/11 @ 103.63 (a)

Greektown Holdings, Inc., 10.75%,                                  100,000                           107,000
12/1/13, Callable 12/01/10 @ 105.375 (a)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Inn of the Mountain Gods, 12.00%,                                   50,000                            54,500
11/15/10, Callable 11/15/07 @ 106

Isle of Capri Casinos, Inc., 7.00%,                                150,000                           148,124
3/1/14, Callable 3/01/09 @ 103.50

MGM MIRAGE, Inc., 6.75%, 4/1/13                                    100,000                            98,125

MTR Gaming Group, Inc., 9.00%,                                     100,000                           103,250
6/1/12, Callable 6/01/09 @ 104.5

Pokagon Gaming Authority, 10.375%,                                  75,000                            82,313
6/15/14, Callable 6/15/10 @ 105.19 (a)

San Pasqual Casino, 8.00%, 9/15/13,                                 25,000                            25,500
Callable 9/15/09 @104.00 (a)

Turning Stone Resort Casino, 9.125%,                                75,000                            77,156
9/15/14, Callable 09/15/10 @ 104.563 (a)                                                          ----------

                                                                                                     744,688
                                                                                                  ----------
HEALTH CARE - 0.2%
HCA, Inc., 9.25%, 11/15/16, Callable                                25,000                            26,563
11/15/11 @ 104.625 (a)                                                                            ----------

INTERNET SERVICES - 0.4%
Atlantic Broadband Finance LLC,                                     50,000                            51,375
9.375%, 1/15/14, Callable 1/15/09 @ 104.69                                                        ----------

LEISURE - 1.9%
AMC Entertainment, Inc., 11.00%,                                   100,000                           113,000
2/1/16, Callable 2/01/11@ 105.5

K2, Inc., 7.375%, 7/1/14, Callable                                 108,000                           108,810
7/01/09 @ 103.688                                                                                 ----------

                                                                                                     221,810
                                                                                                  ----------
MACHINERY - FARM - 0.4%
Case New Holland, Inc., 7.125%,                                     50,000                            51,250
3/1/14, Callable 3/01/10 @ 103.563                                                                ----------

MANUFACTURING - 1.8%
AGY Holding Corp., 11.00%, 11/15/14,                                50,000                            51,625
Callable 11/15/10 @ 105.50 (a)

Freescale Semiconductor, Inc., 10.125%,                             50,000                            49,750
12/15/16, Callable 12/15/11 @ 105.063 (a)

Libbey Glass, Inc., 12.35%, 6/1/11,                                 25,000                            27,000
Callable 6/01/2008 @ 107.50 (a) (b)

Maax Corp., 9.75%, 6/15/12, Callable                                50,000                            36,500
6/15/08 @ 104.875

Nutro Products, Inc., 10.75%, 4/15/14,                              25,000                            27,375
Callable 4/15/09 @ 108.063 (a)

Tembec Industries, Inc., 7.75%, 3/15/12                             25,000                            17,875
                                                                                                  ----------
                                                                                                     210,125
                                                                                                  ----------
MEDICAL - 1.7%
MultiPlan, Inc., 10.375%, 4/15/16,                                 100,000                           100,500
Callable 4/15/11 @ 105.188 (a)

Omnicare, Inc., 6.75%, 12/15/13,                                   100,000                            98,500
Callable 12/15/09 @ 103.375                                                                       ----------
                                                                                                     199,000
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
METAL PROCESSORS & FABRICATION - 1.3%
PNA Group, Inc., 10.75%, 9/1/16,                                    50,000                            52,250
Callable 9/01/11 @ 105.375 (a)

TriMas Corp., 9.875%, 6/15/12,                                     100,000                           100,250
Callable 6/15/07 @ 104.938                                                                        ----------

                                                                                                     152,500
                                                                                                  ----------
METALS & MINING - 2.8%
AK Steel Corp., 7.75%, 6/15/12,                                    100,000                           101,250
Callable 6/15/07 @ 103.875

Gibraltar Industries, Inc., 8.00%,                                 150,000                           147,750
12/1/15, Callable 12/01/15 @ 104

International Coal Group, Inc., 10.25%,                             50,000                            49,250
7/15/14, Callable 7/15/10 @ 105.125

Tube City IMS Corp., 9.75%, 2/1/15,                                 25,000                            25,625
Callable 2/01/11 @ 104.875 (a)                                                                    ----------

                                                                                                     323,875
                                                                                                  ----------
OIL & GAS - 9.1%
Chaparral Energy, Inc., 8.50%, 12/1/15,                            100,000                            98,750
Callable 12/01/10 @ 104.25

Chesapeake Energy Corp., 6.875%,                                   100,000                            99,000
1/15/16, Callable 1/15/09 @ 103.438

Clayton Williams Energy, Inc., 7.75%,                              200,000                           185,999
8/1/13, Callable 8/01/09 @ 103.875

Colorado Interstate Gas Co., 6.80%, 11/15/15                       150,000                           155,552

Compton Petroleum Finance Corp.,                                   100,000                            95,500
7.625%, 12/1/13, Callable 12/01/09 @ 103.813

El Paso Production Holdings, 7.75%,                                150,000                           155,250
6/1/13, Callable 6/01/08 @ 103.875

Inergy LP/Inergy Finance, 8.25%,                                   100,000                           103,250
3/1/16, Callable 3/01/11 @ 104.13

Pogo Producing Co., 7.875%, 5/1/13,                                100,000                           100,750
Callable 5/01/10 @ 103.938

Swift Energy Co., 7.625%, 7/15/11,                                  50,000                            50,875
Callable 7/15/08 @ 103.81                                                                         ----------

                                                                                                   1,044,926
                                                                                                  ----------
PAPER & RELATED PRODUCTS - 3.2%
Abitibi-Consolidated Co. of Canada,                                 25,000                            24,313
8.375%, 4/1/15

Aleris International, Inc., 10.00%,                                 25,000                            25,875
12/15/16, Callable 12/15/11 @ 105 (a)

Exopack Holding Corp., 11.25%,                                      50,000                            53,500
2/1/14, Callable 2/01/10 @ 105.625

Georgia-Pacific Corp., 7.70%, 6/15/15                              150,000                           152,812

Norampac, Inc., 6.75%, 6/1/13, Callable                            100,000                            97,000
6/01/08 @ 103.38

Pope & Talbot, 8.375%, 6/1/13                                       25,000                            21,250
                                                                                                  ----------
                                                                                                     374,750
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
PIPELINES - 2.3%
Dynegy Holdings, Inc., 8.375%, 5/1/16                              150,000                           158,625

Semgroup LP, 8.75%, 11/15/15,                                       50,000                            50,125
Callable 11/15/10 @ 104.375 (a)

Williams Partners LP, 7.25%, 2/1/17 (a)                             50,000                            51,375
                                                                                                  ----------
                                                                                                     260,125
                                                                                                  ----------
PRINTING - 0.9%
Sheridan Group, Inc., 10.25%, 8/15/11,                             100,000                           104,375
Callable 8/15/07 @ 105.12                                                                         ----------

PUBLISHING - 1.7%
Block Communications, Inc., 8.25%,                                  50,000                            50,500
12/15/15, Callable 12/15/10 @ 104.125 (a)

Medimedia USA, Inc., 11.375%,                                       50,000                            52,375
11/15/14, Callable 11/15/09 @ 105.688 (a)

Morris Publishing, 7.00%, 8/1/13,                                  100,000                            94,750
Callable 8/01/08 @ 103.50                                                                         ----------

                                                                                                     197,625
                                                                                                  ----------
RENTAL - AUTO AND EQUIPMENT - 2.5%
Avis Budget Car Rental, Inc., 7.625%,                              100,000                            99,250
5/15/14, Callable 5/15/10 @ 103.81 (a)

Hertz Corp., 8.875%, 1/1/14, Callable                              100,000                           106,250
1/01/10 @104.438

Navios Martime Holdings, 9.50%,                                     30,000                            30,525
12/15/14, Callable 12/15/10 @ 104.75 (a)

Rental Service Corp., 9.50%, 12/1/14,                               50,000                            52,250
Callable 12/01/10@104.75 (a)                                                                      ----------

                                                                                                     288,275
                                                                                                  ----------
RESEARCH AND TESTING SERVICES - 0.4%
Sensata Technologies BV, 8.25%,                                     50,000                            49,125
5/1/14, Callable 5/01/10 @ 104 (a)                                                                ----------

RESTAURANTS - 3.5%
Buffets, Inc., 12.50%, 11/1/14, Callable                            50,000                            51,625
11/01/10 @ 106.25 (a)

Dave & Busters, Inc., 11.25%, 3/15/14,                              50,000                            51,375
Callable 3/15/10 @ 105.62

Landry's Restaurants, Inc., 7.50%,                                 200,000                           197,000
12/15/14, Callable 12/15/09 @ 103.75

NPC International, Inc., 9.50%, 5/1/14,                             50,000                            51,500
Callable 5/01/10 @ 104.75

Sbarro, Inc., 10.375%, 2/1/15, Callable                             50,000                            51,000
2/01/10 @ 107.781 (a)                                                                             ----------

                                                                                                     402,500
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
RETAIL - 1.8%
Linens 'N Things, Inc., 10.985%,                                    50,000                            48,500
1/15/14, Callable 1/15/08 @ 102 (b)

The Jean Coutu Group PJC, Inc.,                                    150,000                           156,000
8.50%, 8/1/14, Callable 8/01/09 @ 104.25                                                          ----------

                                                                                                     204,500
                                                                                                  ----------
SEISMIC DATA COLLECTION - 0.4%
CIE Gener de Geophysique, 7.50%,                                    50,000                            50,125
5/15/15, Callable 5/15/10 @ 103.75                                                                ----------

SPECIAL PURPOSE ENTITY - 2.6%
Buffalo Thunder Development Authority,                              50,000                            50,813
9.375%, 12/15/14, Callable @ 12/15/10
@ 104.688 (a)

Cellu Tissue Holdings, Inc., 9.75%,                                 50,000                            49,875
3/15/10, Callable 3/15/07 @ 107.313

Idearc, Inc., 8.00%, 11/15/16, Callable                             50,000                            50,813
11/15/11 @ 104 (a)

Momentive Performance, 9.75%,                                       50,000                            51,250
12/1/14, Callable 12/01/10 @ 104.875 (a)

TFS Acquisition Corp., 12.87%,                                      50,000                            51,499
8/1/14, Callable 8/01/10 @ 106.50 (a) (b)

UCI Holdco, Inc., 12.365%, 12/15/13,                                50,000                            49,250
Callable 12/15/07 @ 100.00 (a) (b)                                                                ----------

                                                                                                     303,500
                                                                                                  ----------
TELECOMMUNICATIONS - 11.0%
Centennial Communications Corp., 10.00%,                           100,000                           107,250
1/1/13, Callable 1/01/09 @ 107.50

Cincinnati Bell, Inc., 8.375%, 1/15/14,                            100,000                           102,500
Callable 1/15/09 @ 104.1885

Cricket Communications I, 9.375%,                                   50,000                            52,500
11/1/14, Callable 11/01/10 @ 104.69 (a)

Insight Midwest LP, 9.75%, 10/1/09,                                130,000                           132,275
Callable 10/01/07 @ 100.00

Level 3 Financing, Inc., 9.25%, 11/1/14,                            50,000                            51,125
Callable 11/01/10 @ 104.63 (a)

Metropcs Wireless, Inc., 9.25%,                                     50,000                            52,000
11/1/14, Callable 11/01/10 @ 104.625 (a)

Nordic Telephone Co. Holdings, 8.875%,                              50,000                            53,750
5/1/16, Callable 5/01/11 @ 104.438 (a)

NTL Cable plc, 9.125%, 8/15/16,                                    125,000                           132,188
Callable 8/15/11 @ 104.56

Panamsat Corp., 9.00%, 6/15/16,                                     50,000                            54,438
Callable 6/15/11 @ 104.50 (a)

Qwest Corp., 5.625%, 11/15/08                                      150,000                           149,999

Rural Cellular Corp., 9.75%, 1/15/10,                               50,000                            51,375
Callable 1/15/07 @ 103.25

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
Suncom Wireless Holdings, Inc.,                                    150,000                           152,999
8.50%, 6/1/13, Callable 6/01/08 @ 104.25

West Corp., 11.00%, 10/15/16, Callable                              25,000                            25,875
10/15/11 @ 105.50 (a)

Wind Acquisition Financial SA,                                     100,000                           115,250
10.75%, 12/1/15, Callable 12/01/10 @ 105.375 (a)

Windstream Corp., 8.625%, 8/1/16,                                   25,000                            27,281
Callable 8/01/11 @ 104.313                                                                        ----------

                                                                                                   1,260,805
                                                                                                  ----------
WASTE DISPOSAL - 1.3%
Allied Waste North America, Inc.,                                  150,000                           149,625
7.375%, 4/15/14, Callable 4/15/09 @ 103.688                                                       ----------

TOTAL CORPORATE OBLIGATIONS (COST $10,775,856)                                                    11,074,734
                                                                                                  ----------

INVESTMENT COMPANIES - 1.2%
Investors Bank Trust Cash Reserve, 3.61% (d)                       135,153                           135,153
                                                                                                  ----------
TOTAL INVESTMENT COMPANIES (COST $135,153)                                                           135,153
                                                                                                  ----------

TOTAL INVESTMENTS (COST $10,911,009) - 97.1%                                                      11,209,887
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Step Bond. Income recognition is on the effective yield method for Step
    Bonds.

(d) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERMEDIATE DURATION FIXED INCOME PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 39.7%
FEDERAL HOME LOAN MORTGAGE CORP. - 8.0%
Pool #1B2655, 4.15%, 12/1/34 (a)                                   263,844                           262,603
Pool #1J1313, 6.57%, 6/1/36 (a)                                    355,455                           359,065
TBA February, 5.50%, 2/15/37                                       300,000                           295,219
TBA March, 6.00%, 3/15/36                                          150,000                           150,516
TBA March, 5.50%, 3/15/37                                          500,000                           491,874
                                                                                                  ----------
                                                                                                   1,559,277
                                                                                                  ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.5%
Pool #740686, 6.50%, 10/1/33                                       537,773                           549,708
Pool #872138, 6.00%, 9/1/36                                        217,456                           218,169
TBA February, 5.00%, 2/15/37                                       200,000                           191,875
TBA March, 5.00%, 3/15/21                                          200,000                           195,562
TBA March, 0.00%, 3/1/35                                         1,200,000                         1,179,751
TBA March, 6.00%, 3/1/36                                           600,000                           601,875
TBA March, 5.00%, 3/15/36                                        1,100,000                         1,055,313
                                                                                                  ----------
                                                                                                   3,992,253
                                                                                                  ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
TBA March, 6.00%, 3/1/34                                           200,000                           201,812
                                                                                                  ----------

U.S. TREASURY INFLATION PROTECTED BONDS - 0.6%
2.50%, 7/15/16                                                     100,000                           100,708
                                                                                                  ----------

U.S. TREASURY NOTES - 9.6%
4.625%, 12/31/11                                                   100,000                            99,117
4.75%, 1/31/12                                                      55,000                            54,837
4.25%, 8/15/14                                                   1,000,000                           963,984
4.625%, 11/15/16                                                   765,000                           753,166
                                                                                                  ----------
                                                                                                   1,871,104
                                                                                                  ----------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $7,765,104)                          7,725,154
                                                                                                  ----------

CORPORATE OBLIGATIONS - 24.8%
BUILDING PRODUCTS - 1.9%
Black & Decker, 5.75%, 11/15/16                                    175,000                           172,925

Masco Corp., 6.125%, 10/3/16                                       200,000                           201,502
                                                                                                  ----------
                                                                                                     374,427
                                                                                                  ----------
COLLEGES & UNIVERSITIES - 2.1%
Tulane University of Louisiana, 6.17%,                             400,000                           400,000
11/15/12 (a) (b)                                                                                  ----------

ELECTRIC - 1.3%
Progress Energy, Inc., 5.77%, 11/14/08,                            250,000                           250,510
Callable 11/14/06 @ 100 (a)                                                                       ----------

FINANCE - 6.5%
Ford Motor Credit Corp., 5.80%, 1/12/09                            275,000                           269,888

General Motors Acceptance Corp.,                                   500,000                           493,163
4.375%, 12/10/07

International Lease Finance Corp.,                                 200,000                           201,454
5.69%, 7/1/11 (a)

JP Morgan Chase & Co., 5.49%, 5/16/11 (a)                          300,000                           300,242
                                                                                                  ----------
                                                                                                   1,264,747
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
HOTELS & LODGING - 0.6%
Wyndham Worldwide, 6.00%, 12/1/16 (b)                              100,000                            98,608
                                                                                                  ----------

MEDIA - 2.6%
Time Warner Entertainment, 8.875%, 10/1/12                         350,000                           400,351

Time Warner, Inc., 5.875%, 11/15/16                                100,000                            99,776
                                                                                                  ----------
                                                                                                     500,127
                                                                                                  ----------
OFFICE EQUIPMENT & SERVICES - 1.6%
Xerox Corp., 6.11%, 12/18/09 (a)                                   100,000                           101,000

Xerox Corp., 6.875%, 8/15/11                                       200,000                           207,500
                                                                                                  ----------
                                                                                                     308,500
                                                                                                  ----------
RETAIL - 2.8%
Federated Retail Holding, 5.90%, 12/1/16                           150,000                           149,432

Home Depot, Inc., 5.49%, 12/16/09 (a)                              200,000                           200,228

Home Depot, Inc., 5.25%, 12/16/13                                  200,000                           197,863
                                                                                                  ----------
                                                                                                     547,523
                                                                                                  ----------
TELECOMMUNICATIONS - 2.9%
AT&T, Inc., 5.10%, 9/15/14                                         300,000                           290,176

Verizon Pennsylvania, Inc., 5.65%, 11/15/11                        275,000                           275,452
                                                                                                  ----------
                                                                                                     565,628
                                                                                                  ----------
TRANSPORTATION - 2.7%
Burlington Northern Santa Fe Railway                               251,556                           239,190
Co., 4.83%, 1/15/23

Union Pacific Railroad, 5.08%, 1/2/29                              299,958                           285,529
                                                                                                  ----------
                                                                                                     524,719
                                                                                                  ----------
TOTAL CORPORATE OBLIGATIONS (COST $4,853,750)                                                      4,834,789
                                                                                                  ----------

ASSET BACKED SECURITIES - 20.7%
Americredit Auto Receivables Trust                                  87,779                            87,209
Series 2004-DF, Class A3, 2.98%, 7/6/09

Americredit Automobile Receivables                                 343,374                           341,856
Trust Series 2005-CF, Class A3, 4.47%, 5/6/10

Asset Backed Funding Certificates Series                           210,318                           206,077
2003-AHL1, Class A1, 3.68%, 3/25/33

Capital One Auto Finance Trust Series                              110,000                           110,045
2006-B, Class A2, 5.53%, 5/15/09

Citigroup Mortgage Loan Trust, Inc.                                 93,476                            92,774
Series 2005-WF2, Class AF2, 4.92%, 8/25/35

Countrywide Asset-Backed Certificates                              210,000                           208,353
Series 2006-S4, Class A3, 5.80%, 7/25/34

GE Business Loan Trust Series                                      258,372                           258,239
2006-2A, Class A, 5.50%, 11/15/34 (a) (b)

GMAC Mortgage Corp. Loan Trust                                     170,000                           170,066
Series 2006-HE3, Class A3, 5.805%, 10/25/36

GSAA Home Equity Trust Series                                      160,000                           160,526
2006-15, Class AF3A, 5.88%, 9/25/36

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
MBNA Credit Card Master Note Trust                                 500,000                           500,771
Series 2003-A3, Class A3, 5.44%, 8/16/10 (a)

MBNA Credit Card Master Note Trust                                 500,000                           500,313
Series 2006-A4, Class A4, 5.31%, 9/15/11 (a)

Nomura Asset Acceptance Corp. Series                               150,000                           149,153
2006-AP1, Class A2, 5.515%, 2/25/36

SLM Student Loan Trust Series                                      309,728                           310,387
2003-12, Class A3, 5.48%, 12/15/15 (a)

SLM Student Loan Trust Series 2005-A,                              374,672                           374,627
Class A1, 5.40%, 6/15/18 (a)

Target Credit Card Master Trust Series                             550,000                           550,309
2002-1, Class A, 5.49%, 6/27/11 (a)                                                               ----------

TOTAL ASSET BACKED SECURITIES (COST $4,022,473)                                                    4,020,705
                                                                                                  ----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.3%
Banc of America Mortgage Securities                                200,000                           196,941
Series 2005-D, Class 2A4, 4.78%, 5/25/35 (a)

Citigroup Commercial Mortgage Trust                                200,000                           199,481
Series 2006-C5, Class A2, 5.38%, 10/15/49

Countrywide Home Loans Series                                      197,308                           198,964
2003-8, Class A2, 5.82%, 5/25/18 (a)

Countrywide Home Loans Series                                      359,888                           358,572
2005-HYB8, Class 2A1, 5.31%, 12/20/35 (a)

CWCapital Cobalt Series 2006-C1, Class                             200,000                           197,411
A2, 5.17%, 8/15/48

Deutsche Mortgage Securities, Inc.                                 170,533                           169,168
Series 2006-WF1, Class 1A1, 5.05%, 6/26/35 (a)

Freddie Mac Reference Remic Series                                 284,780                           286,131
R008, Class FK, 5.72%, 7/15/23 (a)

Freddie Mac Series 2962, Class CJ,                                 284,765                           284,470
5.50%, 11/15/23

Freddie Mac Series 3212, Class BK,                                 150,000                           143,873
5.50%, 9/15/36

J.P. Morgan Alternative Loan Trust                                 441,014                           439,072
Series 2005-S1, Class 2A9, 6.00%, 12/25/35

Morgan Stanley Mortgage Loan Trust                                 308,563                           310,266
Series 2006-3AR, Class 2A3, 5.89%, 3/25/36 (a)

Residential Asset Securitization Trust                             119,691                           120,159
Series 2006-A1, Class 1A3, 6.00%, 4/25/36

Residential Asset Securitization Trust,                            306,859                           307,804
Series 2003-A15, Class 1A2, 5.77%, 2/25/34 (a)

WAMU Commercial Mortgage                                           149,540                           148,549
Securities Trust Series 2006-SL1, Class                                                           ----------
A, 5.30%, 11/23/43 (a) (b)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,378,696)                                        3,360,861
                                                                                                  ----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
FOREIGN BONDS - 9.0%
BRITISH VIRGIN ISLANDS - 0.5%
C5  Capital Spv Ltd, 6.195%, 12/31/47,                             100,000                            98,774
Callable 12/31/2011 @ 100.00 (a) (b)                                                              ----------

CANADA - 2.0%
Conocophilips Canada, 5.625%, 10/15/16                             300,000                           300,305

Nova Chemicals Corp., 6.50%, 1/15/12                               100,000                            94,500
                                                                                                  ----------
                                                                                                     394,805
                                                                                                  ----------
CAYMAN ISLANDS - 1.0%
Preferred Term Securities XXII, 5.70%,                             200,000                           200,250
9/22/36, Callable 6/22/11 @ 100 (a) (b)                                                           ----------

DOMINICAN REPUBLIC - 0.2%
Dominican Republic Treasury Bill,                                   50,000                            45,720
13.00%, 10/22/07 (b) (c)                                                                          ----------

ICELAND - 2.0%
Glitnir Banki HF, 5.83%, 1/18/12 (a) (b)                           150,000                           149,557

Kaupthing Bank, 6.06%, 1/15/10 (a) (b)                             100,000                           100,681

Kaupthing Bank, 5.75%, 10/4/11 (b)                                 125,000                           124,847
                                                                                                  ----------
                                                                                                     375,085
                                                                                                  ----------
ISRAEL  - 0.5%
State of Israel, 5.50%, 11/9/16 **                                 100,000                            98,333
                                                                                                  ----------

KOREA - 1.3%
Citibank Korea Inc., 4.68%, 6/18/13,                               250,000                           247,892
Callable 6/18/08 @ 100 (a)                                                                        ----------

NETHERLANDS - 0.5%
ING Bank NV, 1.41%, 1/1/14 (b) **                                  200,000                            84,656
                                                                                                  ----------

UNITED KINGDOM - 1.0%
Granite Master Issuer plc Series 2005-4,                           200,000                           200,077
Class A3, 5.445%, 12/20/54 (a)                                                                    ----------

TOTAL FOREIGN BONDS (COST $1,743,027)                                                              1,745,592
                                                                                                  ----------

COMMERCIAL MORTGAGE BACKED SECURITIES - 8.1%
Bear Stearns Commercial Mortgage                                   200,000                           200,040
Securities Series 2006-T24, Class A4,
5.54%, 10/12/41

Citigroup/Deutsche Bank Commercial                                 200,000                           200,717
Mortgage Series 2006-CD3, Class A2,
5.56%, 10/15/48

Commercial Mortgage Pass-Through                                   131,329                           131,362
Certificate Series 2005-FL11, Class A1,
5.47%, 11/15/17 (a) (b)

Commercial Mortgage Pass-Through                                   364,319                           364,317
Certificate Series 2006-FL12, Class A2,
5.42%, 12/15/20 (a) (b)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
GMAC Commercial Mortgage                                           210,185                           216,701
Securities, Inc. Series 1999-C3, Class A2,
7.18%, 8/15/36

LB-UBS Commercial Mortgage Trust                                   100,000                            99,561
Series 2006-C7, Class A2, 5.30%, 11/15/38

LB-UBS Commercial Mortgage Trust                                   200,000                           197,842
Series 2006-C6, Class A4, 5.37%, 9/15/39

Morgan Stanley Capital I Series                                    180,000                           177,345
2006-HQ10, Class A4, 5.33%, 11/12/41                                                              ----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $1,598,511)                                      1,587,885
                                                                                                  ----------

INVESTMENT COMPANIES - 1.7%
HSBC Investor Money Market Fund                                    338,282                           338,282
Class I Shares, 5.23% (d) *                                                                       ----------

TOTAL INVESTMENT COMPANIES (COST $338,282)                                                           338,282
                                                                                                  ----------

TOTAL INVESTMENTS (COST $23,699,843) - 121.3%                                                     23,613,268
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2007. The maturity dates presented reflect the final maturity date. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c) Discount note. Rate presented represents the effective yield at the time of purchase.

(d) Variable rate security. The rates presented represent the annualized one day yield in effect on January 31, 2007.

*   Investment in affiliate.

** The principal amount of each security is denominated in the local currency of each respective country.

TBA - Security was traded on a "to be announced" basis. Represents 22.41% of net assets.

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR GROWTH PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
COMMON STOCKS - 96.2%
AEROSPACE & DEFENSE - 3.5%
General Dynamics Corp.                                              17,150                         1,340,273
The Boeing Co.                                                      12,150                         1,088,154
                                                                                                  ----------
                                                                                                   2,428,427
                                                                                                  ----------
BIOTECHNOLOGY - 3.1%
Gilead Sciences, Inc. (a)                                           33,400                         2,148,288
                                                                                                  ----------

BUSINESS SERVICES - 2.1%
Paychex, Inc.                                                       36,400                         1,456,364
                                                                                                  ----------

CABLE TV - 1.3%
Comcast Corp., Class A (a)                                          20,500                           908,560
                                                                                                  ----------

CHEMICALS - 3.7%
Monsanto Co.                                                        46,250                         2,547,913
                                                                                                  ----------

COMPUTER SOFTWARE - 9.9%
Adobe Systems, Inc. (a)                                             52,900                         2,056,223
Automatic Data Processing, Inc.                                     13,900                           663,308
Electronic Arts, Inc. (a)                                           34,900                         1,745,000
Microsoft Corp.                                                     76,950                         2,374,676
                                                                                                  ----------
                                                                                                   6,839,207
                                                                                                  ----------
COMPUTERS - 5.6%
Apple Computer, Inc. (a)                                            25,750                         2,207,547
Research In Motion Ltd. (a)                                         12,750                         1,629,195
                                                                                                  ----------
                                                                                                   3,836,742
                                                                                                  ----------
CONSUMER PRODUCTS - 11.3%
Colgate-Palmolive Co.                                               41,150                         2,810,544
Harman International Industries, Inc.                                4,400                           416,108
PepsiCo, Inc.                                                       34,650                         2,260,566
The Procter & Gamble Co.                                            34,850                         2,260,720
                                                                                                  ----------
                                                                                                   7,747,938
                                                                                                  ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.9%
General Electric Co.                                                36,962                         1,332,480
                                                                                                  ----------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.6%
Broadcom Corp., Class A (a)                                         29,900                           954,408
Emerson Electric Co.                                                11,750                           528,398
Microchip Technology, Inc.                                          29,500                         1,025,420
                                                                                                  ----------
                                                                                                   2,508,226
                                                                                                  ----------
FARM MACHINERY AND EQUIPMENT - 0.8%
Deere & Company                                                      5,400                           541,512
                                                                                                  ----------

FINANCIAL SERVICES - 9.2%
Goldman Sachs Group, Inc.                                            7,900                         1,676,064
Nymex Holdings, Inc. (a)                                             1,650                           212,570
The Chicago Mercantile Exchange                                      4,350                         2,450,354
Holdings, Inc.
UBS AG-ADR                                                          32,400                         2,041,524
                                                                                                  ----------
                                                                                                   6,380,512
                                                                                                  ----------
GAMING - 1.9%
International Game Technology                                       29,800                         1,295,108
                                                                                                  ----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
HEALTH CARE - 4.9%
Baxter International, Inc.                                          27,900                         1,385,514
DENTSPLY International, Inc.                                        19,750                           609,090
Medtronic, Inc.                                                     19,850                         1,060,983
Zimmer Holdings, Inc. (a)                                            4,300                           362,146
                                                                                                  ----------
                                                                                                   3,417,733
                                                                                                  ----------
HOTELS & LODGING - 2.0%
Las Vegas Sands Corp. (a)                                           13,400                         1,394,538
                                                                                                  ----------

INSURANCE - 0.5%
AFLAC, Inc.                                                          7,500                           357,075
                                                                                                  ----------

INTERNET RELATED - 3.1%
Google, Inc., Class A (a)                                            4,250                         2,130,525
                                                                                                  ----------

MOTOR VEHICLES - 0.4%
Harley-Davidson, Inc.                                                4,550                           310,629
                                                                                                  ----------

OIL & GAS - 4.5%
Schlumberger Ltd.                                                   21,650                         1,374,559
Smith International, Inc.                                           43,350                         1,720,128
                                                                                                  ----------
                                                                                                   3,094,687
                                                                                                  ----------
PHARMACEUTICALS - 12.6%
Abbott Laboratories                                                 26,000                         1,378,000
Alcon, Inc. ADR                                                      6,600                           777,216
Allergan, Inc.                                                       8,800                         1,027,048
Genentech, Inc. (a)                                                 23,179                         2,025,149
Johnson & Johnson                                                   30,750                         2,054,099
Roche Holdings Ltd. ADR                                              6,900                           646,149
Schering-Plough Corp.                                               29,550                           738,750
                                                                                                  ----------
                                                                                                   8,646,411
                                                                                                  ----------
RETAIL - 3.9%
Kohl's Corp. (a)                                                    14,350                         1,017,559
Target Corp.                                                        16,300                         1,000,168
Walgreen Co.                                                        15,067                           682,535
                                                                                                  ----------
                                                                                                   2,700,262
                                                                                                  ----------
TELECOMMUNICATIONS - 5.4%
Cisco Systems, Inc. (a)                                            116,850                         3,107,042
QUALCOMM, Inc.                                                      16,750                           630,805
                                                                                                  ----------
                                                                                                   3,737,847
                                                                                                  ----------
TRANSPORTATION - 1.0%
Expeditors International of Washington, Inc.                        15,550                           663,830
                                                                                                  ----------
TOTAL COMMON STOCK (COST $59,295,323)                                                             66,424,814
                                                                                                  ----------

INVESTMENT COMPANIES - 3.5%
HSBC Investor Money Market Fund                                  2,421,123                         2,421,123
Class I Shares, 5.23% (b)*                                                                        ----------

TOTAL INVESTMENT COMPANIES (COST $2,421,123)                                                       2,421,123
                                                                                                  ----------

TOTAL INVESTMENTS (COST $61,716,446) - 99.7%                                                      68,845,937
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Investment in affiliate.

ADR - American Depositary Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
COMMON STOCKS - 97.7%
AUSTRALIA - 4.0%
Coles Myer, Ltd.                                                   148,900                         1,649,667
Macquarie Airports                                                 966,900                         2,673,423
National Australia Bank Ltd.                                        96,400                         3,033,640
QBE Insurance Group Ltd.                                           154,900                         3,716,734
Zinifex Ltd.                                                       235,900                         3,059,800
                                                                                                 -----------
                                                                                                  14,133,264
                                                                                                 -----------
AUSTRIA - 1.7%
Omv AG                                                              49,300                         2,663,624
Voestalpine AG                                                      59,600                         3,475,537
                                                                                                 -----------
                                                                                                   6,139,161
                                                                                                 -----------
BELGIUM - 1.3%
Fortis                                                             106,100                         4,466,839
                                                                                                 -----------

BRAZIL - 1.6%
Gerdau SA ADR                                                       75,150                         1,270,035
Petroleo Brasileiro SA ADR                                          27,700                         2,456,990
Unibanco ADR                                                         8,100                           768,123
Usinas Siderurgicas de Minas Gerais SA                              30,200                         1,141,234
                                                                                                 -----------
                                                                                                   5,636,382
                                                                                                 -----------
CANADA - 2.4%
EnCana Corp.                                                        59,500                         2,854,888
Gerdau Ameristeel Corp.                                            161,000                         1,628,474
ING Canada, Inc.                                                         1                                36
IPSCO, Inc.                                                         16,449                         1,663,537
Nexen, Inc.                                                             17                             1,048
Teck Cominco, Ltd., B shares                                        32,300                         2,381,936
                                                                                                 -----------
                                                                                                   8,529,919
                                                                                                 -----------
CHINA - 0.3%
China Petroleum & Chemical Corp.                                   592,000                           494,432
China Telecom Corp., Ltd.                                        1,264,000                           610,666
                                                                                                 -----------
                                                                                                   1,105,098
                                                                                                 -----------
DENMARK - 1.3%
BASF AG                                                             48,300                         4,669,383
                                                                                                 -----------

FINLAND - 0.3%
Nokia Oyj                                                           52,100                         1,152,229
                                                                                                 -----------

FRANCE - 13.7%
Air France-KLM                                                      28,700                         1,294,187
BNP Paribas SA                                                      64,580                         7,231,970
Credit Agricole SA                                                  98,989                         4,261,756
France Telecom SA                                                  107,200                         2,979,780
Lagardere S.C.A.                                                    34,800                         2,748,342
Michelin, B Shares                                                  20,900                         1,918,864
Renault SA                                                          62,300                         7,740,563
Sanofi-Aventis                                                      68,900                         6,071,046
Societe Generale                                                    35,385                         6,280,667
Total SA                                                           110,600                         7,516,797
                                                                                                 -----------
                                                                                                  48,043,972
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
GERMANY - 8.0%
Allianz AG                                                           9,300                         1,862,773
Continental AG                                                      24,900                         3,024,943
DaimlerChrysler AG                                                  23,300                         1,457,225
Deutsche Lufthansa AG                                              162,600                         4,560,508
E.ON AG (a)                                                         41,000                         5,584,360
Muenchener                                                          43,400                         6,867,958
Rueckversicherungs-Gesellschaft AG
RWE AG                                                              44,500                         4,668,507
                                                                                                 -----------
                                                                                                  28,026,274
                                                                                                 -----------
GREECE - 0.5%
Public Power Corp.                                                  61,000                         1,767,266
                                                                                                 -----------

HONG KONG - 0.6%
China Netcom Group Corp., Ltd.                                     462,000                         1,155,898
Sino Land Co., Ltd.                                                406,695                           918,272
                                                                                                 -----------
                                                                                                   2,074,170
                                                                                                 -----------
HUNGARY - 0.3%
Mol Magyar OLAJ-ES Gazipari Rt. GDR                                  9,600                           986,400
                                                                                                 -----------

INDIA - 0.3%
State Bank of India GDR                                             17,600                         1,142,240
                                                                                                 -----------

ISRAEL - 0.4%
Bank Hapoalim BM                                                   286,600                         1,344,039
                                                                                                 -----------

ITALY - 4.4%
Buzzi Unicem SpA                                                    91,400                         2,599,101
ENI SpA                                                            210,800                         6,793,441
Fondiaria-SAI SpA                                                   60,800                         2,758,299
Fondiaria-SAI SpA-RNC                                               18,700                           625,758
Italcementi SpA                                                     91,700                         2,708,037
                                                                                                 -----------
                                                                                                  15,484,636
                                                                                                 -----------
JAPAN - 20.6%
Alps Electric Co., Ltd.                                             55,000                           581,110
Canon, Inc.                                                         32,250                         1,702,205
EDION Corp.                                                         67,800                           957,587
Honda Motor Co., Ltd.                                               47,000                         1,847,426
Isuzu Motors, Ltd.                                                 342,000                         1,720,591
Japan Tobacco, Inc.                                                  1,200                         5,764,753
JFE Holdings, Inc.                                                 140,100                         7,793,803
Mitsubishi Corp.                                                   129,000                         2,622,435
Mitsui Chemicals, Inc.                                             417,000                         3,382,949
Mitsui O.S.K. Lines, Ltd.                                          451,000                         4,701,569
Nippon Mining Holdings, Inc.                                       360,000                         2,604,333
Nippon Telegraph & Telephone Corp.                                     881                         4,408,534
Nissan Motor Co., Ltd.                                             225,100                         2,816,233
ORIX Corp.                                                          21,300                         6,148,204
Sharp Corp.                                                        216,000                         3,690,604
Sony Corp.                                                          12,510                           577,903
Sumitomo Heavy Industries, Ltd.                                    163,000                         1,702,877
Sumitomo Mitsui Financial Group, Inc.                                  598                         6,112,359
The Tokyo Electric Power Co., Inc.                                  90,600                         3,090,820
Toshiba Corp.                                                      281,000                         1,799,104
Toyota Motor Corp.                                                 105,900                         6,971,678
UNY Co., Ltd.                                                       90,000                         1,172,824
                                                                                                 -----------
                                                                                                  72,169,901
                                                                                                 -----------
NETHERLANDS - 8.4%
ABN AMRO Holding NV                                                 97,283                         3,124,542
Buhrmann NV                                                        107,400                         1,612,634
European Aeronautic Defence and Space Co.                          125,160                         4,183,249
ING Groep NV                                                       216,068                         9,491,843
Mittal Steel Co. NV                                                107,652                         5,033,486
Royal Dutch Shell plc, A Shares                                     99,087                         3,359,857
Wolters Kluwer NV                                                   89,700                         2,695,881
                                                                                                 -----------
                                                                                                  29,501,492
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
SOUTH AFRICA - 0.8%
Sanlam, Ltd.                                                       554,040                         1,442,974
Standard Bank Group, Ltd.                                           59,000                           814,180
Tiger Brands, Ltd.                                                  20,800                           498,571
                                                                                                 -----------
                                                                                                   2,755,725
                                                                                                 -----------
SOUTH KOREA - 1.5%
Honam Petrochemical Corp. (a)                                        8,100                           655,343
Hyundai Motors Co., Second Preferred                                15,950                           657,554
Industrial Bank of Korea GDR (a)                                    88,300                         1,558,494
Kookmin Bank ADR (a)                                                14,600                         1,161,138
LG.Philips LCD Co., Ltd. (a)                                        13,600                           381,973
POSCO ADR                                                           11,400                         1,005,252
                                                                                                 -----------
                                                                                                   5,419,754
                                                                                                 -----------
SPAIN - 1.3%
Repsol YPF SA                                                      141,100                         4,653,694
                                                                                                 -----------

SWEDEN - 1.3%
Electrolux AB, B Shares                                            118,500                         2,257,635
Svenska Cellusoa AB, B Shares                                       44,800                         2,403,286
                                                                                                 -----------
                                                                                                   4,660,921
                                                                                                 -----------
SWITZERLAND - 2.0%
Credit Suisse Group                                                 81,100                         5,752,788
Novartis AG                                                         24,830                         1,432,032
                                                                                                 -----------
                                                                                                   7,184,820
                                                                                                 -----------
TAIWAN - 1.1%
China Steel Corp. GDR                                               37,746                           767,376
Gigabyte Technology Co., Ltd.                                       11,112                             8,329
Siliconware Precision Industries Co.                               694,000                         1,182,043
Taiwan Semiconductor Manufacturing Co., Ltd.                       505,870                         1,043,780
United Microelectronics Corp.                                    1,570,000                           989,365
                                                                                                 -----------
                                                                                                   3,990,893
                                                                                                 -----------
THAILAND - 0.2%
PTT Public Company Ltd. plc                                        121,400                           701,655
                                                                                                 -----------

UNITED KINGDOM - 19.4%
AstraZeneca plc                                                     81,300                         4,551,106
Aviva plc                                                          346,270                         5,601,486
Barclays plc                                                       410,200                         5,984,347
BP Amoco plc                                                       125,000                         1,321,964
British Aerospace plc                                              485,500                         4,001,142
British American Tobacco plc                                        75,900                         2,310,590
British Energy Group plc (a)                                       277,000                         2,387,492
Friends Provident plc                                              782,500                         3,346,280
George Wimpey plc                                                  167,400                         1,783,471
Glaxosmithkline plc                                                 36,300                           980,054
HBOS plc                                                           260,121                         5,692,123
Punch Taverns plc                                                   91,000                         2,054,492
Royal & Sun Alliance Insurance Group plc                           762,188                         2,415,904
Royal Bank of Scotland Group plc                                   175,100                         7,052,764
Royal Dutch Shell plc, B Shares                                     45,973                         1,544,583
Sainsbury plc                                                      410,062                         3,503,206
Taylor Woodrow plc                                                 235,300                         1,889,233
Vodafone Group plc                                               2,512,958                         7,352,437
Xstrata plc                                                         96,000                         4,509,435
                                                                                                 -----------
                                                                                                  68,282,109
                                                                                                 -----------
TOTAL COMMON STOCKS (COST $249,984,349)                                                          344,022,236
                                                                                                 -----------

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                AMOUNT ($)                         VALUE ($)
                                                                ----------                         ---------
REPURCHASE AGREEMENTS - 2.2%
Investors Bank & Trust, 3.46%,                                   7,626,881                         7,626,881
purchased on 1/31/07, due 2/1/07 with a                                                          -----------
maturity value of $7,627,614.35
(Collateralized fully by various U.S.
Government Obligations)
TOTAL REPURCHASE AGREEMENTS (COST $7,626,881)                                                      7,626,881
                                                                                                 -----------

RIGHTS & WARRANTS - 0.0%
UNITED KINGDOM - 0.0%
TI Automotive Ltd., Class A (b)                                    190,000                                 0
                                                                                                 -----------
TOTAL RIGHTS & WARRANTS (COST $0)                                                                          0
                                                                                                 -----------

TOTAL INVESTMENTS (COST $257,611,230) - 99.9%                                                    351,649,117
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Represents non-income producing security.

(b) Illiquid security, represents 0.00% of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2007

INDUSTRY                                    PERCENT OF NET ASSETS
--------                                    ---------------------
Aerospace & Defense                                  2.3%
Automotive                                           8.0%
Banking & Financial Services                        23.0%
Building & Construction                              3.2%
Chemicals                                            2.5%
Computer Related                                     0.0%
Distribution/Wholesale                               0.5%
Drugs - Medical                                      3.7%
Electrical                                           6.0%
Electronic Components & Semiconductors               1.9%
Food & Beverage                                      1.1%
Insurance                                            8.1%
Manufacturing                                        2.4%
Metals & Mining                                      9.6%
Oil & Gas                                           10.8%
Publishing                                           1.5%
Real Estate                                          0.3%
Repurchase Agreement                                 2.2%
Retail                                               1.7%
Telecommunications                                   5.0%
Tobacco                                              2.3%
Transportation Services                              3.8%
                                                    -----
Total Investments                                   99.9%

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR SMALL CAP EQUITY PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
COMMON STOCKS - 97.8%
ADVERTISING - 1.7%
Monster Worldwide, Inc. (a)                                         75,000                         3,705,750
                                                                                                 -----------

AEROSPACE & DEFENSE - 2.1%
Esterline Technologies Corp. (a)                                    51,900                         2,074,443
Hexcel Corp. (a)                                                   140,600                         2,705,144
                                                                                                 -----------
                                                                                                   4,779,587
                                                                                                 -----------
BANKING - 2.0%
East West Bancorp, Inc.                                            115,800                         4,446,720
                                                                                                 -----------

BIOTECHNOLOGY - 1.5%
Invitrogen Corp. (a)                                                54,400                         3,330,912
                                                                                                 -----------

CASINOS & GAMBLING - 2.3%
Pinnacle Entertainment, Inc. (a)                                    66,600                         2,299,698
Station Casinos, Inc.                                               33,500                         2,787,200
                                                                                                 -----------
                                                                                                   5,086,898
                                                                                                 -----------
COMMERCIAL SERVICES - 5.0%
Alliance Data Systems Corp. (a)                                     53,800                         3,654,634
Schawk, Inc., Class A                                              131,100                         2,329,647
Sotheby's Holdings, Inc.                                           138,600                         5,139,288
                                                                                                 -----------
                                                                                                  11,123,569
                                                                                                 -----------
COMPUTER SOFTWARE - 10.8%
Business Objects S.A. ADR (a)                                       59,400                         2,235,816
CheckFree Corp. (a)                                                 81,800                         3,388,974
Citrix Systems, Inc. (a)                                            77,000                         2,438,590
Red Hat, Inc. (a)                                                  128,400                         2,918,532
Satyam Computer Services Ltd. ADR                                  113,500                         2,642,280
Sina Corp. (a)                                                      85,600                         3,061,912
SRA International, Inc., Class A (a)                               110,100                         2,785,530
Transaction Systems Architects, Inc.,                              128,300                         4,638,045
Class A (a)                                                                                      -----------

                                                                                                  24,109,679
                                                                                                 -----------
CONSUMER PRODUCTS - 1.3%
Jarden Corp. (a)                                                    80,000                         2,933,600
                                                                                                 -----------

DIVERSIFIED MANUFACTURING OPERATIONS -7.3%
Actuant Corp., Class A                                              35,700                         1,777,503
AMETEK, Inc.                                                       202,500                         7,018,650
IDEX Corp.                                                         116,700                         6,056,730
Volcano Corp. (a)                                                   74,400                         1,438,896
                                                                                                 -----------
                                                                                                  16,291,779
                                                                                                 -----------
EDUCATION - 0.9%
Corinthian Colleges, Inc. (a)                                      161,079                         2,103,692
                                                                                                 -----------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 8.7%
Atmel Corp. (a)                                                    559,200                         3,344,016
ATMI, Inc. (a)                                                      88,300                         2,952,752
Cognos, Inc. (a)                                                   166,000                         7,159,580
Silicon Laboratories Inc. (a)                                       83,500                         2,681,185
Varian Semiconductor Equipment                                      78,950                         3,248,793
Associates, Inc. (a)                                                                             -----------

                                                                                                  19,386,326
                                                                                                 -----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
ENVIRONMENTAL SERVICES - 1.1%
Waste Connections, Inc. (a)                                         54,300                         2,365,851
                                                                                                 -----------

FINANCIAL SERVICES - 5.6%
Affiliated Managers Group, Inc. (a)                                 51,400                         5,725,960
eFunds Corp. (a)                                                   167,900                         4,486,288
Jefferies Group, Inc.                                               76,800                         2,262,528
                                                                                                 -----------
                                                                                                  12,474,776
                                                                                                 -----------
HEALTH CARE - 12.7%
Charles River Laboratories International,                           71,500                         3,217,500
Inc. (a)
CYTYC Corp. (a)                                                    125,600                         3,632,352
Manor Care, Inc.                                                    78,000                         4,152,720
Omnicare, Inc.                                                     100,500                         4,039,095
Pediatrix Medical Group, Inc. (a)                                   67,500                         3,546,450
Respironics, Inc. (a)                                              183,300                         7,808,580
Ventana Medical Systems (a)                                         52,800                         2,222,880
                                                                                                 -----------
                                                                                                  28,619,577
                                                                                                 -----------
HOTELS & LODGING - 1.0%
Strategic Hotels and Resorts, Inc.                                 104,500                         2,248,840
                                                                                                 -----------

MEDIA - 3.1%
Dreamworks Animation SKG, Inc. (a)                                  82,300                         2,319,214
Meredith Corp.                                                      76,600                         4,516,336
                                                                                                 -----------
                                                                                                   6,835,550
                                                                                                 -----------
OIL & GAS - 8.2%
Chesapeake Energy Corp.                                             89,200                         2,641,212
Consol Energy, Inc.                                                 74,200                         2,554,706
Denbury Resources, Inc. (a)                                        140,800                         3,900,160
Grant Prideco, Inc. (a)                                             74,500                         2,918,910
Massey Energy Co.                                                  128,000                         3,032,320
Smith International, Inc.                                           79,900                         3,170,432
                                                                                                 -----------
                                                                                                  18,217,740
                                                                                                 -----------
PHARMACEUTICALS - 9.8%
Alexion Pharmaceuticals, Inc. (a)                                   73,204                         3,043,090
Elan Corp. PLC ADR (a)                                             536,300                         6,676,935
MGI Pharma, Inc. (a)                                               183,900                         3,534,558
OSI Pharmaceuticals, Inc. (a)                                      187,300                         6,371,946
Santarus, Inc. (a)                                                 331,900                         2,310,024
                                                                                                 -----------
                                                                                                  21,936,553
                                                                                                 -----------
PUBLISHING - 2.0%
Dow Jones & Co., Inc.                                              117,300                         4,423,383
                                                                                                 -----------

REAL ESTATE - 0.4%
Northstar Realty Finance Corp.                                      53,400                           942,510
                                                                                                 -----------

RETAIL - 5.2%
Dick's Sporting Goods, Inc. (a)                                     67,900                         3,496,171
P.F. Chang's China Bistro, Inc. (a)                                 33,500                         1,326,935
PETsMART, Inc.                                                     145,800                         4,452,732
Rite Aid Corp. (a)                                                 393,200                         2,422,112
                                                                                                 -----------
                                                                                                  11,697,950
                                                                                                 -----------
TELECOMMUNICATIONS - 3.1%
Comverse Technology, Inc. (a)                                      101,200                         1,958,220
Polycom, Inc. (a)                                                  145,200                         4,881,624
                                                                                                 -----------
                                                                                                   6,839,844
                                                                                                 -----------
TRANSPORTATION - 2.0%
J.B. Hunt Transport Services, Inc.                                 181,400                         4,558,582
                                                                                                 -----------
TOTAL COMMON STOCKS (COST $178,953,390)                                                          218,459,668
                                                                                                 -----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
INVESTMENT COMPANIES -1.6%
HSBC Investor Money Market Fund                                  3,661,519                         3,661,519
                                                                                                 -----------
Class I Shares, 5.23% (b) *
TOTAL INVESTMENT COMPANIES (COST $3,661,519)                                                       3,661,519
                                                                                                 -----------

TOTAL INVESTMENTS (COST $182,614,909) - 99.4%                                                    222,121,187
                                                                                                 ===========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Represents non-income producing security

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Investment in affiliate

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

HSBC INVESTOR VALUE PORTFOLIO
Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
COMMON STOCKS - 96.9%
AEROSPACE & DEFENSE - 3.7%
Lockheed Martin Corp.                                               12,500                         1,214,875
Raytheon Co.                                                        28,300                         1,468,770
                                                                                                  ----------
                                                                                                   2,683,645
                                                                                                  ----------
BANKING - 4.6%
Bank of America Corp.                                               29,100                         1,530,078
Wells Fargo & Co.                                                   50,700                         1,821,144
                                                                                                  ----------
                                                                                                   3,351,222
                                                                                                  ----------
BUSINESS SERVICES - 2.7%
Pitney Bowes, Inc.                                                  42,100                         2,015,327
                                                                                                  ----------

COMPUTER SOFTWARE - 6.8%
CA, Inc.                                                           123,600                         3,034,380
Microsoft Corp.                                                     64,500                         1,990,470
                                                                                                  ----------
                                                                                                   5,024,850
                                                                                                  ----------
CONGLOMERATES - 2.3%
Loews Corp.                                                         39,000                         1,694,940
                                                                                                  ----------

CONSUMER PRODUCTS - 6.7%
Altria Group, Inc.                                                  27,700                         2,420,703
Kimberly-Clark Corp.                                                21,000                         1,457,400
Tyson Foods, Inc., Class A                                          58,900                         1,045,475
                                                                                                  ----------
                                                                                                   4,923,578
                                                                                                  ----------
DIVERSIFIED MANUFACTURING OPERATIONS - 1.7%
Ingersoll-Rand Co., Class A                                         29,800                         1,277,824
                                                                                                  ----------

ELECTRONIC COMPONENTS & SEMICONDUCTORS - 1.5%
Agilent Technologies, Inc. (a)                                      34,164                         1,093,248
                                                                                                  ----------

FINANCIAL SERVICES - 19.9%
Citigroup, Inc.                                                     46,707                         2,574,957
Countrywide Financial Corp.                                         76,600                         3,330,568
Fannie Mae                                                          56,000                         3,165,680
Genworth Financial, Inc., Class A                                   66,900                         2,334,810
J.P. Morgan Chase & Co.                                             39,950                         2,034,654
MGIC Investment Corp.                                               18,400                         1,135,648
                                                                                                  ----------
                                                                                                  14,576,317
                                                                                                  ----------
INSURANCE - 9.8%
Aetna, Inc.                                                         28,100                         1,184,696
AON Corp.                                                           54,400                         1,950,784
Radian Group, Inc.                                                  24,100                         1,451,302
The Hartford Financial Services Group, Inc.                         27,100                         2,572,061
                                                                                                  ----------
                                                                                                   7,158,843
                                                                                                  ----------
MEDIA - 11.2%
CBS Corp., Class B                                                  34,350                         1,070,690
Clear Channel Communications, Inc.                                  38,800                         1,409,216
Comcast Corp., Special Class A (a)                                  32,300                         1,403,758
Liberty Media Capital Group, Class A (a)                             5,017                           513,239
Liberty Media Interactive Group, Class A (a)                        37,087                           903,810
Viacom Inc., Class B (a)                                            71,800                         2,920,106
                                                                                                  ----------
                                                                                                   8,220,819
                                                                                                  ----------

                                                                    SHARES                         VALUE ($)
                                                                    ------                         ---------
METALS & MINING - 6.2%
Barrick Gold Corp.                                                  68,800                         2,037,856
POSCO ADR                                                            8,800                           775,984
Rio Tinto PLC ADR                                                    3,900                           843,219
United States Steel Corp.                                           10,900                           910,041
                                                                                                  ----------
                                                                                                   4,567,100
                                                                                                  ----------
OIL & GAS - 9.5%
Apache Corp.                                                        26,500                         1,933,705
ConocoPhillips                                                      23,471                         1,558,709
Noble Energy, Inc.                                                  65,500                         3,498,355
                                                                                                  ----------
                                                                                                   6,990,769
                                                                                                  ----------
PAPER PRODUCTS - 1.6%
International Paper Co.                                             34,100                         1,149,170
                                                                                                  ----------

TELECOMMUNICATIONS - 6.6%
AT&T, Inc.                                                          51,791                         1,948,895
Motorola, Inc.                                                     105,600                         2,096,160
Sprint Nextel Corp.                                                 45,600                           813,048
                                                                                                  ----------
                                                                                                   4,858,103
                                                                                                  ----------
TRANSPORTATION - 2.1%
Union Pacific Corp.                                                 15,300                         1,545,300
                                                                                                  ----------
TOTAL COMMON STOCKS (COST $56,487,077)                                                            71,131,055
                                                                                                  ----------

INVESTMENT COMPANIES - 2.9%
INVESTMENT COMPANIES - 2.9%
HSBC Investor Money Market Fund                                  2,132,344                         2,132,344
Class I Shares, 5.23% (b)*                                                                        ----------

TOTAL INVESTMENT COMPANIES (COST $2,132,344)                                                       2,132,344
                                                                                                  ----------

WARRANTS - 0.1%
AEROSPACE & DEFENSE - 0.1%
Raytheon Co., 37.5 strike price, expires 6/16/11 (a)                 4,833                            79,986
                                                                                                  ----------
TOTAL WARRANTS (COST $0)                                                                              79,986
                                                                                                  ----------

TOTAL INVESTMENTS (COST $58,619,421) - 99.9%                                                      73,343,385
                                                                                                  ==========

------------

Percentages indicated are based on net assets at January 31, 2007.

(a) Represents non-income producing security.

(b) Variable rate security. The rates presented represent the annualized one day yield that was in effect on January 31, 2007.

* Investment in Affiliate

ADR - American Depository Receipt

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         JANUARY 31, 2007

    1.   ORGANIZATION:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust contains the following funds:

         FUND                                                           SHORT NAME
         ----                                                           ----------
         HSBC Investor Core Plus Fixed Income Fund                      Core Plus Fixed Income Fund
         HSBC Investor High Yield Fixed Income Fund                     High Yield Fixed Income Fund
         HSBC Investor Intermediate Duration Fixed Income Fund          Intermediate Duration Fixed Income Fund
         HSBC Investor Growth Fund                                      Growth Fund
         HSBC Investor Opportunity Fund                                 Opportunity Fund
         HSBC Investor Overseas Equity Fund                             Overseas Equity Fund
         HSBC Investor Value Fund                                       Value Fund
         (Individually a "Feeder Fund", collectively the "Feeder Funds")

         HSBC Investor Aggressive Growth Strategy Fund                  Aggressive Growth Fund
         HSBC Investor Growth Strategy Fund                             Growth Strategy Fund
         HSBC Investor Moderate Growth Strategy Fund                    Moderate Growth Fund
         HSBC Investor Conservative Growth Strategy Fund                Conservative Growth Fund
         HSBC Investor Conservative Income Strategy Fund                Conservative Income Fund
         (Individually a "Lifeline Fund", collectively the "Lifeline Funds")

         HSBC Investor New York Tax-Free Bond Fund                      New York Tax-Free Bond Fund
         HSBC Investor Growth and Income Fund                           Growth and Income Fund
         HSBC Investor Mid-Cap Fund                                     Mid-Cap Fund
         (Individually a "Variable Direct Fund", collectively the "Variable Direct Funds")

         HSBC Investor California Tax-Free Money Market Fund            California Tax-Free Money Market Fund
         HSBC Investor Money Market Fund                                Money Market Fund
         HSBC Investor New York Tax-Free Money Market Fund              N.Y. Tax-Free Money Market Fund
         HSBC Investor Tax-Free Money Market Fund                       Tax-Free Money Market Fund
         HSBC Investor U.S. Government Money Market Fund                U.S. Government Money Market Fund
         HSBC Investor U.S. Treasury Money Market Fund                  U.S. Treasury Money Market Fund
         (Individually a "Money Market Fund", collectively the "Money Market Funds")

The Feeder Funds, Lifeline Funds, Variable Direct Funds and Money Market Funds are collectively referred to as the "Funds".

The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a "Portfolio", collectively the "Portfolios"):

         PORTFOLIO                                                      SHORT NAME
         ---------                                                      ----------

         HSBC Investor Core Plus Fixed Income Portfolio                 Core Plus Fixed Income Portfolio
         HSBC Investor High Yield Fixed Income Portfolio                High Yield Fixed Income Portfolio
         HSBC Investor Intermediate Duration Fixed Income Portfolio     Intermediate Duration Fixed Income Portfolio
         HSBC Investor Growth Portfolio                                 Growth Portfolio
         HSBC Investor International Equity Portfolio                   International Equity Portfolio
         HSBC Investor Small Cap Equity Portfolio                       Small Cap Equity Portfolio
         HSBC Investor Value Portfolio                                  Value Portfolio

The Feeder Funds utilize the master feeder fund structure and seek to achieve their investment objectives by investing all their investable assets in their Respective Portfolios (as defined below):

                                                                                                  PROPORTIONATE
                                                                                                   INTEREST ON
FEEDER FUND                                    RESPECTIVE PORTFOLIO                              JANUARY 31, 2007
-----------                                    --------------------                              ----------------
Core Plus Fixed Income Fund                    Core Plus Fixed Income Portfolio                       16.7%
High Yield Fixed Income Fund                   High Yield Fixed Income Portfolio                      68.7%
Intermediate Duration Fixed Income Fund        Intermediate Duration Fixed Income  Portfolio          92.8%
Growth Fund                                    Growth Portfolio                                       72.9%
Opportunity Fund                               Small Cap Equity Portfolio                             10.3%
Overseas Equity Fund                           International Equity Portfolio                          5.3%
Value Fund                                     Value Portfolio                                        75.5%

The Lifeline Funds utilize the master feeder fund structure and seek to achieve their investment objectives by investing substantially all their investable assets in their Respective Portfolios and the HSBC Investor Money Market Fund, per the following schedules:

                       LIFELINE FUNDS PORTFOLIO WEIGHTINGS

RESPECTIVE PORTFOLIOS AND MONEY          AGGRESSIVE       GROWTH        MODERATE     CONSERVATIVE   CONSERVATIVE
MARKET FUND                              GROWTH FUND   STRATEGY FUND   GROWTH FUND   GROWTH FUND    INCOME FUND
-----------                              -----------   -------------   -----------   -----------    -----------
Core Plus Fixed Income Portfolio            None            15%            26%           25%            15%
High Yield Fixed Income Portfolio           None             2%             5%            8%            10%
Intermediate Duration Fixed Income          None           None           None            3%            25%
Portfolio
Growth Portfolio                             21%            21%            19%           15%             8%
International Equity Portfolio               23%            20%            15%           10%             4%
Small Cap Equity Portfolio                   34%            20%            11%            4%           None
Value Portfolio                              21%            21%            18%           14%             8%
Money Market Fund                             1%             1%             6%           21%            30%
                                        ------------------------------------------------------------------------
Total                                       100%           100%           100%          100%           100%
                                        ========================================================================

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments should be read in conjunction with the Schedules of Portfolio Investments of the Feeder Funds and the Lifeline Funds.

    2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITIES VALUATION:

A. VARIABLE DIRECT FUNDS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Funds' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. FEEDER FUNDS AND LIFELINE FUNDS

The Feeder Funds and Lifeline Funds record their investments in their respective Portfolios at fair value. The LifeLine Funds record their investments in the Money Market Fund at the respective net asset value reported by the Fund. The underlying securities of the Portfolios' and the Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C. PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. MONEY MARKET FUNDS

Investments of the Money Market Funds are valued at amortized cost, which approximates fair value, except for investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITIES TRANSACTIONS AND RELATED INCOME:

A. VARIABLE DIRECT FUNDS, PORTFOLIOS AND MONEY MARKET FUNDS

During the fiscal year, security transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, changes in holdings are accounted for on trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B. FEEDER FUNDS AND LIFELINE FUNDS

The Feeder Funds and Lifeline Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Money Market Fund for each LifeLine Fund are reflected no later than the first business day following trade date. However, for financial reporting purposes changes in holdings of the Money Market Fund are reflected as of trade date. In addition, the Feeder Funds and Lifeline Funds accrue their own expenses daily as incurred.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

FUTURES CONTRACTS:

A. VARIABLE DIRECT FUNDS AND PORTFOLIOS

The Variable Direct Funds and the Portfolios may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the affected Variable Direct Fund or Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Funds and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio, The High Yield Fixed Income Portfolio, and The Intermediate Duration Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. Each Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. Each Portfolio may also be compensated by receipt of a commitment fee.

OPTIONS:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

REPURCHASE AGREEMENTS:

The Funds (except The U.S. Treasury Money Market Fund) and Portfolios may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' or the Portfolios custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid.

At January 31, 2007, the Core Plus Fixed Income  Portfolio and Money Market Fund
held  illiquid   securities   representing   0.03%  and  3.44%  of  net  assets,
respectively.

The illiquid securities held as of January 31, 2007 are identified below:

                                                                   ACQUISITION     ACQUISITION    PRINCIPAL
                         SECURITY NAME                                 DATE         COST ($)      AMOUNT ($)      VALUE ($)
                         -------------                             ------------     --------      ----------      ---------
CORE PLUS FIXED INCOME PORTFOLIO
FHA Weyerhauser, 7.43%, 1/124                                       3/28/2002        32,250         33,721         33,721
MONEY MARKET FUND
Goldman Sachs Group LP, 5.52%, 7/30/07                              7/27/2006      100,000,000    100,000,000    100,000,000
Goldman Sachs Group LP, 5.37%, 12/6/07                              12/5/2006      100,000,000    100,000,000    100,000,000


FEDERAL INCOME TAX INFORMATION:

At January 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                              NET UNREALIZED
                                                           TAX UNREALIZED   TAX UNREALIZED     APPRECIATION
FUND NAME                                     TAX COST      APPRECIATION     DEPRECIATION    (DEPRECIATION)
---------                                     --------      ------------    -------------     -------------
New York Tax Free Bond                    $   63,238,240     $ 2,000,928     $   (68,916)     $  1,932,012
Growth and Income Fund                        37,533,846      11,661,562        (541,690)       11,119,872
Mid-Cap Fund                                  23,033,420       7,364,816        (419,393)        6,945,423
California Tax-Free Money Market Fund        102,019,922            --              --                --
Money Market Fund                          5,811,367,404            --              --                --
New York Tax-Free Money Market Fund          723,173,953            --              --                --
Tax-Free Money Market Fund                   105,676,326            --              --                --
U.S. Government Money Market Fund          2,738,131,942            --              --                --
U.S. Treasury Money Market Fund              495,921,156            --              --                --
Core Plus Fixed Income Portfolio             142,862,735         112,428        (815,488)         (703,060)
High Yield Fixed Income Portfolio             10,911,009         361,217         (62,339)          298,878
Intermediate Duration Fixed Income            23,714,628          22,446        (123,806)         (101,360)
Portfolio
Growth Portfolio                              61,863,722       7,460,766        (478,551)        6,982,215
International Equity Portfolio               257,913,826      95,663,642      (1,928.351)       93,735,291
Small Cap Equity Portfolio                   183,557,578      42,451,738      (3,888,129)       38,563,609
Value Portfolio                               58,296,866      15,912,506        (865,987)       15,046,519

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S
     DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds
-------------------

By       /s/ Richard A. Fabietti
         -----------------------
         Richard A. Fabietti
         President

Date     3/28/07


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Richard A. Fabietti
         -----------------------
         Richard A. Fabietti
         President

Date     3/28/07

By       /s/ Troy A. Sheets
         ------------------
         Troy A. Sheets
         Treasurer

Date     3/28/07